Exhibit 99.18

Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300665415	e95d48e9-c2bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX, resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/22/2017: Cleared Post Closing.Received corrected CD, evidence of Refund to the Borrower of $XX.XX, letter of explanation and proof of delivery to the Borrower. 11/14/2017: Disagree - The COC form does not provide a reason why the appraisal fee increased. The fee cannot increase without a valid COC which has not been provided.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	c491d047-bfbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final Closing Disclosure is missing required information in the Loan Disclosures section for the field titled Escrow Account. The final CD was completed in error for required data under the Loan Disclosures section for the field titled No Escrow which reflects Estimated Property Costs over Year 1 as $X,XXX.XX vs. $X,XXX.XX actual.  Provide re-disclosed CD and letter of explanation.
11/14/2017: Received post close CD checking why an escrow account was not established. Removed that portion of the finding.11/01/2017: This finding is deemed non-material with a B grading.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	67f3265e-24bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/14/2017: Cleared Received post incident report dated XX/XX/XXXX showing no damage
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	49b1a9e8-076a-4c16-8232-a2ac562b9b0f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. The Lender did not include supplemental taxes of $XXX.XX per month. Provide re-disclosed CD and letter of explanation.
11/01/2017: This finding is deemed non-material and rated a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	4dcfb8fc-77c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash to Close section of the final Closing Disclosure indicates Final Closing Costs Financed (Paid from your Loan Amount) was not disclosed. The correct amount should be $XX,XXX.XX.
11/01/2017: This finding is deemed non-material with a B grading.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	32d22817-a83c-419d-951d-b9f330bb6630	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.
11/01/2017: This finding is deemed non-material and rated a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	9e243928-77c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared. Received CDA report supporting appraised value.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	a158f53d-2cc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	HELOC closing letter provided in file is not signed by Borrower.		11/14/2017: Cleared. Received signed close out letter
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665415	acb277aa-a4dd-42ba-b3e7-bb0ae85ba8ca	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX, which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

12/14/2017: Lump sum can be applied to offset the pre-paid finance charges associated with the loan. Interest rebate pricing credit was applied and loan passes. Condition cleared.11/20/2017: Per our compliance dept. "a creditor has a reasonable basis to take the position that a lump sum credit that was provided as an interest rebate pricing concession (directly to offset the impact of the higher interest rate on the loan), and is reflected in the Company's loan pricing and lock agreements with consumers, may be used to offset/reduce the prepaid finance charge, as well as reflected in the other TILA disclosures". The interest rebate pricing concession was not reflected on the rate lock agreement.11/14/2017: Disagree - The rate lock agreement in file does not reflect an Do . Therefore, this credit will be applied toward non-APR fees prior to APR fees. The under disclosure has been updated to $XXX.XX.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 70.40 months’ reserves; Years in Field Borrower has 22 years in Field

300665414	ee53230d-fa55-4a26-8887-454acafb3d5c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Appraisal Fee increased from $XXX.XX to $XXX.XX on XX/XX/XXXX due to a change in the Loan Type, however was not disclosed to the borrower until the re-disclosed Loan Estimate dated XX/XX/XXXX which exceeds the 3 day COC re-disclosure timing requirements. Refund of $XXX.XX for cure due. Additionally, the LE dated XX/XX/XXXX reflects a loan amount increase with a Title – Lender Title Insurance fee of $XXX. with no resulting COC for any subsequent disclosures. The final CD reflects a Title – Lender Title Insurance fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																12/7/2017: Cleared - Docs received			Years in Primary Residence Borrower has resided in subject for 15 years; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX
300665414	0c4290a2-d5bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The initial and final 1003 are missing HMDA information for the Co-Borrower.		11/14/2017: Cleared / Received initial 1003 with "I do not want to furnish info" checked			Years in Primary Residence Borrower has resided in subject for 15 years; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX
300665414	b1e610f8-37bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared / CDA Received			Years in Primary Residence Borrower has resided in subject for 15 years; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX
300665414	adae3670-42d4-4a13-a8fe-9115a359f53a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of receipt of Initial Closing Disclosure 3 business days prior to consummation by both borrowers. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

11/16/2017: We provided the borrower and co-borrower with the disclosures electronically with the email address given by borrower.  Our system sends to the email provided and both names are on the disclosures and delivered.

11/16/2017: 11/14/2017: Cleared.  Lender provided evidence that both borrowers received the initial CD XX/XX/XXXX: The tracker disclosure only provides the document being sent to 1 borrower and viewed by 1 borrower. No evidence that both borrowers share 1 email address.
Years in Primary Residence Borrower has resided in subject for 15 years; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX
300665409	97535d9c-35bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing evidence mortgage on 2nd property listed in the REO section of the final application is paid as required per DU. It appears the Lender is performing a concurrent refinance of this property. Loan file is missing evidence prior lien is paid and evidence of new mortgage payment. Please submit CD from concurrent refinance transaction
																11/14/2017: Cleared. Docs for 2nd property received			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	de7544a0-dbbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final Closing Costs Financed as $X,XXX.XX. The correct amount should be $X,XXX.XX. The lender is subtracting the Closing Costs Paid Before Closing twice from the Total Closing Costs. Provide re-disclosed CD and letter of explanation.
																11/02/2017 - This finding is deemed non-material with a B grading.			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	6720b51c-75e2-4b70-bb8b-d337f3815e8c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance. The Closing Disclosure reflects an Amount Financed of $XXX,XXX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																11/02/2017 - This finding is deemed non-material with a B grading.			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	0a84d8c9-82c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: CDA received. Condition cleared.			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	600c3c70-39bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD is missing Title-Notary payee in section B and the payee for the property taxes in section F.		11/02/2017 - Cure on amended CD; This finding is deemed non-material with a B grading.			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	d615887f-a88a-46ca-957c-ab82f86472a4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX.XXX.XX vs. actual Finance Charge of $XXX,XXX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

12/14/2017: Lump sum can be applied to offset the pre-paid finance charges associated with the loan. Interest rebate pricing credit was applied and loan passes. Condition cleared.11/20/2017: Per our compliance dept. "a creditor has a reasonable basis to take the position that a lump sum credit that was provided as an interest rebate pricing concession (directly to offset the impact of the higher interest rate on the loan), and is reflected in the Company's loan pricing and lock agreements with consumers, may be used to offset/reduce the prepaid finance charge, as well as reflected in the other TILA disclosures". The interest rebate pricing concession was not reflected on the rate lock agreement
Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	50e9bc4f-d8bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose the payee for Title - Notary in Section B.		11/02/2017 - Cure on amended CD; This finding is deemed non-material with a B grading.			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665409	b156c615-3abf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Missing evidence mortgage on 2nd property listed in the REO section of the final application is paid as required per DU. It appears the Lender is performing a concurrent refinance of this property. Loan file is missing evidence prior lien is paid and evidence of new mortgage payment. Please submit CD from concurrent refinance transaction.
																11/14/2017: Cleared. Docs for 2nd property received			Years in Field 17 years in same field.; LTV is lower than guideline maximum 75% LTV > 80% max.; FICO is higher than guideline minimum FICO is 780 > 620 mininum required.
300665400	c4a8d1f6-dbc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for Title-CPL, Title-Lender Title Insurance, Title-Notary and Title-Settlement/Closing fees in Section B. The borrower selected their own service provider. Those fees should be reflected in section C.  Provide corrected CD and LOE to the Borrower.
																11/07/2017: Finding is deemed non-material with a final rating of a B.			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	d925572b-dec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Missing Executed Personal Tax Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for the Borrower.
																11/22/2017: Cleared – No longer require client overlays on AUS compliant loans			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	34690c1e-4782-4d5e-8d70-43daf296ca81	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/07/2017: Finding is deemed non-material with a final B rating.			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	0d5cdd02-9541-4984-bfeb-d901ddedf02b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		11/07/2017: Finding is deemed non-material with a final rating of a B.			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	063b7e95-10c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		11/17/2017: CDA received. Condition cleared.			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	3c0addb0-dcc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage because evidence of property taxes for property #3 on the final application not provided for the Co-Borrower.					No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	606a1833-dec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of property taxes for the co-borrower's primary residence not provided.		11/16/2017: Please provide evidence of taxes for the co-borrower's primary residence. Statement provided only reflects "Escrows"			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	e61f7922-e0c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #3 on the final application not provided for the Co-Borrower.		11/14/2017: Cleared. Received proof of taxes			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	e9089293-92c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section H of the final CD is missing the payee for the Commission and Title-Owner Policy.		11/07/2017: Finding is deemed non-material with a final B rating.			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	d888a1c0-92c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Seller. Missing seller name and address.		11/16/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies11/16/2017: All info for the seller (name/address) is missing			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665400	61e7050c-dec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided for the Borrower.
																11/22/2017: Cleared – No longer require client overlays on AUS compliant loans			No Mortgage Lates No mortage lates; Years in Primary Residence Over 11 years at current residence; Years in Field In fthe field for 30 years
300665398	8ee7e090-81c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimates reflect an Appraisal Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The Closing Disclosure reflects Appraisal Fees of $XXX.XX, resulting in a $XX.XX due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/14/2017: Cleared Post Closing / Material = Grade B - Received corrected CD, evidence of Refund to the Borrower of $XX.XX, letter of explanation and proof of delivery to the Borrower.
300665398	0ca18506-d8bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: CDA received. Condition cleared.
300665398	27f6f47f-350c-4fa7-a5eb-6ae14951ff24	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Lender's Affiliated Business Disclosure is not executed.		11/09/2017: Finding is deemed non-material with a rating of a B
300665396	479069f2-bfde-42fb-aad5-21b1afee66aa	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/2/2017: This finding is not material. Loan will be graded B for all agencies			Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 9 years
300665396	b7fa7100-02c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Evidence of hazard insurance for REO property #x on the final application not provided.
12/10/2017:  Document provided.  11/21/2017: Although the monthly escrow is more than the monthly tax amount by $XXX.XX, we still need an itemization of T&I in the escrow account. We cannot assume that the balance is HOIXX/XX/XXXX: Although the monthly escrow is more than the monthly tax amount by $XXX.XX, we still need an itemization of T&I in the escrow account XX/XX/XXXX: Disagree - The mortgage statement provided only states "Escrow". It does not state if this figure includes both taxes and insurance. Only a tax statement was provided.
Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 9 years
300665396	581831b8-02c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for Property Taxes, which were prepaid in Section F. Cure provided on post consummation CD.		11/2/2017: Post Consummation provides a cure. Loan will be graded B for all agencies			Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 9 years
300665396	9d2490ab-63bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: CDA Received. Condition cleared			Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 9 years
300665396	e8b32a63-02c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review: XX.XX% > XX% maximum DTI required per client.		11/20/2017 - DTI within DU guidelines			Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 9 years
300665392	6bb70c3a-aac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: CDA received. Condition cleared.			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	60528d42-d3ac-40ad-adc2-44e3b874b16d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage because Agency Guidelines require loan data to be resubmitted if the data changes from the time the AUS was last run. The most recent AUS in file reflects VVOE close by date was expired at the time of closing.

We disagree with this finding.  If you read the findings on the AUS, it states, you can use the below documentation (and not complete another VOE) if the loan closes by XX/XX/XXXX. Our loan closed on XX/XX and we pulled our own VOE on XX/XX.   We didn’t use the info on the DU cert.
																11/22/2017: Cleared.			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	2f9808e3-3dbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX x XXX% = $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $X,XXX.XX. A cost estimator from the insurer was not provided.

11/25/2017: Cleared. Received cost estimator 11/17/2017: Disagree - A cost estimator from the insurer must be provided for the state of CA. The "Cost-New" on the appraisal is not acceptable.11/14/2017: Disagree - A cost estimator from the insurer must be provided as evidence that coverage of $XXX,XXX is sufficient.
Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	d8965c1e-9cc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final Closing Costs Financed (Paid from your Loan Amount) was not disclosed. The correct amount should be $XXX.XX.
																11/09/2017: Finding is deemed non-material with rating of a B			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	c1e8293e-45bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	80d486ad-8ec0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted if the data changes from the time the AUS was last run. The most recent AUS in file reflects VVOE close by date was expired at the time of closing.

We disagree with this finding.  If you read the findings on the AUS, it states, you can use the below documentation (and not complete another VOE) if the loan closes by XX/XX/XXXX. Our loan closed on XX/XX and we pulled our own VOE on XX/XX.   We didn’t use the info on the DU cert.

11/22/2017: Cleared. 11/17/2017: Disagree - See page 4 of DU which states the loan must close by X/XX/XXXX in reference to the VOE 11/14/2017: Disagree - AUS is invalid as it states loan must close by XX/XX/XXXX with regards to the employment validation. DU should have been re-run.
Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	8cf48625-49c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's income to be documented with pay stub dated no earlier than 30 days prior to initial loan application date. The loan file contains pay stub dated XX/XX/XXXX and application date is XX/XX/XXXX. Copies of the Borrower's pay stub no earlier than 30 days prior to initial loan application is required to fulfill guidelines and TQM requirements.
																11/17/2017: A WVOE dated X/X/XXXX was located in the loan file which can be used in lieu of a pay stub and W-2			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	49db49b1-ab7c-4fb3-99df-c3854071048b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount for the taxes.
																11/14/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	e0cbf98e-61c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated XX/XX/XXXX which is post loan consummation.		11/17/2017: Cleared. VVOE is dated < 30 days after consummation			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665392	c497a77f-4ac4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX and a Title - Sub Escrow Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX.XX and a Title - Sub Escrow Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
																11/14/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies			Years on Job Borrower has 19 years on job; FICO is higher than guideline minimum Loan qualified with FICO of 737; CLTV is lower than guideline maximum CLTV is lower than guideline maximum
300665383	4dea174f-7357-4bfe-916d-97ee22e15d29	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXX.XX ($XXX.XX at 10%) with no resulting CoC for any subsequent disclosures.  Final CD reflect a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery.
12/5/2017: Cleared Post Close - Received Docs
300665383	f855a2cc-d9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/20/2017 - FEMA report cleared
300665383	b6bbca02-a971-4776-af44-5828af8aa3b5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/3/2017: The finding is deemed immaterial graded a B.
300665383	d85c27b9-d9c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/28/2017: CDA received. Condition cleared.
300665383	86af4a7a-e7c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $X,XX.XX resulting in a variance of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/14/2017: Cleared. Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies
300665383	d45cda7d-f4c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the payee for prepaid property taxes in Section F.		11/06/2017 - Finding is deemed immaterial and graded a B.
300665383	4eeb3706-f4c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Loan Estimate dated XX/XX/XXXX did not reflect a Loan Origination Fee, with no resulting COC for subsequent disclosures. The final CD reflects a Loan Origination Fee of $X,XXX.XX, resulting in a $X,XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/30/2017 - Finding cleared as the origination fee can be added as long as it coincided with a rate lock event. 11/21/2017: Please provide a valid COC as to why a loan origination fee was added. If the rate lock agreement says there will be a origination fee added, then please send a copy of the rate lock agreement as evidence11/16/2017: Disagree - Please provide a valid COC for the loan origination fee to be removed. A COC form is not a valid COC.

300665373	702ee1a2-0dc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The final CD reflected Appraisal Fees totaling $XXX.XX, resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/22/2017: Cleared. Received corrected CD, evidence of Refund to the Borrower of $XX.XX, letter of explanation and proof of delivery to the Borrower. 11/17/2017: Disagree - The COC form does not provide a reason why the appraisal fee increased. The fee cannot increase without a valid COC which has not been provided

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	84e4ce5e-0cc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Final application section VIII. Declarations #J has US Citizen section marked Yes for Co-borrower, however file contains copy of Co-borrower's Permanent resident alien card.		11/17/2017: Cleared. 1003 received reflecting co-borrower as a permanent resident alien
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	2e19edb0-f2c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Client Overlay Exception, Client to Review: Missing current lease/rental agreement for the rental property. Client Overlay requires all loans are compliant with requirements of Appendix Q. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income.
11/20/2017 - Per DU in file, lease is not required to meet TQM regulation.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	42e99d8d-0cc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file for Lender not executed.		11/10/2017 - Finding is deemed immaterial and graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	47e49c50-f5c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Client Overlay Exception, Client to Review: Self-employed consumers must provide the following information:  signed, dated individual tax returns and year to date profit and loss (P&L) statement and balance sheet. File is missing year to date P&L and Balance Sheet.
11/20/2017 - Per DU in file, documentation is not required to meet TQM regulation.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	80e48940-0dc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	A self-employment verification within 120 days prior to the note date as required by lender's guidelines was not provided for co-borrower. The verification was performed post-consummation.		11/17/2017: Cleared. VOE obtained.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	635661db-0cc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the payee for prepaid HOI in Section F.		11/10/2017 - Finding is deemed immaterial and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665373	65af0d8b-c2c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/16/2017: CDA received. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747; Years Self Employed Co Borrower has 25 years Self Employed

300665366	9e033725-0c05-49d9-bf41-edd56e993e45	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file for Lender is not executed.		11/10/2017 -Finding deemed non material and will be graded B for all agencies.
300665366	2c64beb6-03c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
 The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX and a Title – Sub Escrow Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX and a Title – Sub Escrow Fee of $XX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/28/2017: Post Consummation provides a cure. Loan will be graded B for all agencies
300665366	b6c88530-afc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		11/17/2017: Cleared. CDA received.
300334560	734e815f-3413-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		03/28/2017: This finding is not material. Loan will be graded a B for all agencies.
300334560	d9d237ab-347f-46fa-8f5a-7a92ad6e0401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
03/28/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300334560	a0a5c94e-b213-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/28/2017:  A Post Close CD provided in file reflects the government entity assessing the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300472118	8f078b30-9f4e-400c-940b-914ab606429e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  No Cure.
06/24/2017: This finding is not material. Loan will be graded a B for all agencies.
300472118	c117ddc4-1754-4078-83a6-95b7781d9194	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The most recent  Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.   No Cure.
06/24/2017: This finding is not material. Loan will be graded a B for all agencies.
300470741	ff36f662-fe76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
Third party verification of self employment for borrower and co-borrower within 30 days of the note date was not provided. Business license with borrower's name is expired - Business search detail for borrower and co-borrower's businesses do not indicate the borrower or co-borrower as agents for the respective businesses.

08/15/2017: please see attachedXX/XX/XXXX: Please rescind this condition. Business searches online do not always show all parties that are registered to the business. UW looks for the existence of the business, not to match up the registered agents. The Borr's business, is not even one of the parties showing on the K1s as an owner. She is just the registered agent for process. In looking at the PDF for the business, the borrower is named on that document along with the other XX% owner. Same with Co-borr business.

08/15/2017: Audit reviewed the Lender Rebuttal, and has determined that the Secretary of State documentation for both borrower's businesses were provided within 30 days prior to the Note date. Condition cleared.08/09/2017: Audit reviewed both Secretary of State filings for each business, and has determined that neither document submitted is verification of self employment for borrower and co-borrower within 30 days of the Note date. Condition remains.

300470741	e9152745-2776-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE Dated XX/XX/XXXX reflects a Final Inspection Fee of $XXX.XX with no resulting COC for any subsequent disclosure. The Final CD reflects a Final Inspection Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
07/31/2011: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300463336	6abedfb5-377c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
08/08/2017:  A Post Close CD provided in the loan file reflects government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 15 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 776 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan  qualifies with 99 months 0x30 reporting on the credit report,

300463336	8e0b23bc-32a9-4991-b46e-90c6d8a07326	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Applicant & Consumer Score Disclosure was not provided.		08/08/2017: This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 15 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 776 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan  qualifies with 99 months 0x30 reporting on the credit report,

300463336	3108f2be-b37b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment within 10 days of the NOTE date.	Please rescind this condition. The VVOE dated X/XX/XX is within the acceptable 10 business days	08/11/2017: Audit reviewed Lender's rebuttal and agrees. VVOE provided in original loan file is within 10 business days of note date. Condition rescinded.
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 15 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 776 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan  qualifies with 99 months 0x30 reporting on the credit report,

300472170	85895f47-497c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #4 on the final application not provided.	08/15/2017: see attached	08/15/2017: Audit reviewed the Insurance documentation for property #4, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 34.10 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 778 FICO. ; Years on Job Borrower has 20 years on job.

300472170	73a20fb7-27b1-490e-864d-c784c6d5d9e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE datedXX/XX/XXXX reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.
8/10/2017: Non material per SFIG guidance, loan will be graded a Fitch B.
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 34.10 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 778 FICO. ; Years on Job Borrower has 20 years on job.

300472170	7d51687c-d9e9-4cba-93ed-91721ffd47ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Phone of the Mortgage Broker is missing. No Cure.		08/09/2017: Out of scope
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifes with 34.10 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 778 FICO. ; Years on Job Borrower has 20 years on job.

300475528	274cd3b0-9c82-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	08/31/2017: please see attached discharge, please clear condition	08/31/2017: Audit reviewed recorded Discharge of Mortgage, and has determined that the documentation serves as evidence HELOC has been closed and release of record. Condition cleared.			DTI is lower than guideline maximum Borrowers DTI is 35%, guidelines allow up to 43%; No Mortgage Lates No mortgage lates on the credit report with more than 15 months reviewed
300475528	7a3017a6-bc82-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance.  A tolerance cure of $XX.XX is required.  No evidence of tolerance cure provided in file.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

08/29/2017: The borrower chose the title co from the Written List of Service Providers so thus the title fees are subject to 10% tolerance along with the recording fees. The total 10% tolerance fees increased less than 10% (X.X% - $X.XXX on the initial LE vs $X,XXX.XX on the final CD) so there was no 10% tolerance violation. Please rescind condition.
																08/29/2017: Audit concurs with the Lender Rebuttal, and has determined that the LE fees are $X,XXX plus XX% equals $X,XXX; and CD fees are $X,XXX.XX, therefore no tolerance issue. Condition rescinded.			DTI is lower than guideline maximum Borrowers DTI is 35%, guidelines allow up to 43%; No Mortgage Lates No mortgage lates on the credit report with more than 15 months reviewed
300475528	8da01da6-a982-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity assessing the tax. Provided corrected CD and LOE to the borrower.	08/29/2017: please see attached CD
08/29/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.
DTI is lower than guideline maximum Borrowers DTI is 35%, guidelines allow up to 43%; No Mortgage Lates No mortgage lates on the credit report with more than 15 months reviewed
300555180	1fcc6885-0181-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing		08/15/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300555180	8713947b-d6d8-419f-b483-98b0b223b038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/16/2017: Received explanation letter, air bill and post consummation CD reflecting credit report paid by Lender. Condition cleared. Loan will be rated a B.
300555180	007ea75b-2981-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.		08/16/2017: Received explanation letter, air bill and post consummation CD reflecting government entity in Section E. Condition cleared. Loan will be rated a B.
300552254	f808cb7e-927e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
															Please rescind this condition. The attached replacement cost estimator was sent with the original file	08/16/2017: Audit reviewed Lender's rebuttal and agrees. The insurance cost estimator was located on page 476 of the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.8 months reserves

300552254	5400a1aa-187e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
08/10/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.8 months reserves

300506107	ba8eda00-a889-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Transfer Tax in section E of the final Closing Disclosure are missing the government entity. Provide a corrected CD and LOE to the borrower.		8/25/2017: A Post Close CD reflected the government entity and LOE to borrower. The loan will be rated a B for all agencies
300506107	1cc95099-a789-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/28/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300590899	2580fc00-6987-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned
Missing executed copy of final Settlement Statement/Closing Document for the departing residence on the final application. The Settlement Statement provided is an estimate and not signed. Additional conditions may apply.
8/25/2017: Received final Settlement Statement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300590899	4e66997e-6b87-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance effective date is XX/XX/XXXX and after the disbursement date.
08/25/2017:  Received evidence of hazard insurance with the correct date.  Condition cleared.XX/XX/XXXX: The post close CD in the file changed the disbursement date from the final CD to XX/XX/XXXX and final CD of XX/XX/XXXX.  Condition added due to Post Close CD.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300590899	4989c1f0-6987-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The Recording fee was disclosed on LE as $X and on the final CD as $XXX, exceeding the allowable 10% tolerance.  A tolerance cure of $XXX is required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

08/25/2017:  Audit reviewed final LE and final CD.  Final LE Section C = $ XXX + $X recording fee = $XXXX. X XXX% = $XXXX.XX.  Final CD Section C fees that moved to Section B = $XXXX + recording fee $XXX = $XXXX.   There is no violation.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300590899	d1f15b5c-0c9e-45db-b519-b527f3103925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		08/22/2017 A RESPA Appraisal charge cure on the final CD in the amount of $XX. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 25 months payment history with no late payments reported; Years in Field Borrower has 7 years in Field

300548453	d90f9b8e-4f7d-4324-b6ee-d96673b6b51a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.		08/21/2017: Received air bill, explanation letter and post consummation CD correcting Section E. Condition cleared. Loan will be rated a B.
300548453	e65c7fc3-ec80-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/15/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300552253	4209668b-4980-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.
08/13/2017:  A Post Close CD was provided in the loan file reflecting the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves

300552253	64ff303c-d87e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/15/2017: CDA provided reflecting a value of CX,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves

300552253	df619770-4980-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	10/03/2017: Attached please find the discharge of the HELOC.	10/03/2017: Audit reviewed recorded Discharge of Mortgage for said HELOC, and has determined that the document was provided post closing but is deemed acceptable. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves

300553404	97fa2f44-f376-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Appraisal Rush fee in Section H of the Final Closing Disclosure should be reflected in Section B of the Closing Disclosure.		08/01/2017: Corrected Post Close CD reflects the Appraisal Rush fee(paid by others) since X% variance in Section B of the Closing Disclosure. Loan will rated a B for all agencies.
300553404	b579c464-1177-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/01/2017: Services provided on XXXX were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300553404	46b1f9c1-b9c8-454d-80c2-64843feea130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	File is missing the Initial Escrow Account Disclosure.	08/16/2017: please see attached	08/16/2017: Audit reviewed the Initial Escrow Account Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300564536	87a3571b-997e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee was not reflected in section B of the final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		08/11/2017 - Post Close CD in file correcting issue. This finding is deemed non-material and rated a B
300554279	1ebaaca7-da7b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		08/07/2017: A post Close CD reflects the credit report fee payee name. Condition cleared. Loan will be graded a B for all agencies.
300553915	a7cf157d-8f78-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Assets verified of $XXX,XXX.XX are not sufficient to cover EMD of $XX,XXXX, funds to close of $XXX,XXX.XX and 6 months reserves.
08/14/2017: Please rescind this condition as all this information was in the original file sent. There is sufficient assets documented.  IRA $XXX,XXX.XX xXX% $XXX,XXX.XX other IRA $XX,XXX.XX x XX% $XX,XXX.XX. IRA $XXX,XXX x XX% $XXX,XXX.XX Net Proceeds from HELOC $XXX,XXX (letter attached that was in original file and check was in original file)

08/14/2017: Audit re-analyzed Assets/Reserves, and has determined that sufficient evidence of assets were provided within the loan file. Total Assets are $XXX,XXX.XX minus $XX,XXX.XX(PITI $X,XXX.XX x6) minus $XX,XXX(EMD) minus $XXX,XXX.XX(CTC) minus $XX,XXX.XX4 (REO $X,XXX.XX x6) equals $XXX,XXX.XX remaining. Condition rescinded.

 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 777 FICO. ; Reserves are higher than guideline minimum UW Guidelines requires 6 months reserves, loan qualifies with 28 months reserves, ; No Mortgage Lates UW Guidelines requrie most recent 24 months 0x30 , loan  qualifies with 99 months 0x30 reporting on the credit report,

300553915	e291586a-37fa-42c0-9663-1184b546a309	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/14/2017: please see attached CD
08/14/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 777 FICO. ; Reserves are higher than guideline minimum UW Guidelines requires 6 months reserves, loan qualifies with 28 months reserves, ; No Mortgage Lates UW Guidelines requrie most recent 24 months 0x30 , loan  qualifies with 99 months 0x30 reporting on the credit report,

300568289	a9d06d81-f581-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaid section of the final Closing Disclosure does not list the payee name for property taxes paid. Provide corrected CD, letter of explanation and proof of delivery to the Borrower.		08/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years on Job Borrower has 11 years on current job. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.79%

300568289	4b8e55d3-f481-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Credit score of < XXX the minimum credit score required per lender guidelines.	08/28/2017: Please rescind this condition. This is a XX% LTV and is allowed to be as low as XXX C/S up to $X,XXX.XX.
09/01/2017: Audit reviewed further, and has determined that the Lock Confirmation reflect the loan product as XXXXX NOT XXXXX XXXXX. Therefore, Jumbo guidelines reflect a minimum FICO score of XXX for loan parameters. Loan meets FICO guidelines. Condition rescinded.   XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that current guidelines allow minimum of 740, whereas the old guidelines allow a minimum of XXX. Exception is pending review from client.

 Years on Job Borrower has 11 years on current job. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.79%

300555869	b2d9884e-7a58-41a3-bdc4-056f1342e417	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report of $XX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a credit report fee of $XX.XX resulting in a $X.XX refund due for cure.
08/10/2017: Lender provided post closing CD showing a evidence a refund of $X.XX was given to the Borrower. Condition cleared
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788; Years on Job Borrower has 6 years on job

300555869	1fad73d8-b07e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's income be documented with signed and dated tax returns and W-2.  The loan file contains pay stubs, 2 years transcripts and written VOE. Copies of the Borrower's signed and dated tax returns and W2 are required to fulfill guidelines and QM requirements.

08/16/2017:  Received Borrower's XXXX & XXXX W-2s.  Received Co-borrower's signed XXXX & XXXX tax returns and XXXX & XXXX W-2s.  Per Lender's guidelines, documentation required for a salaried borrower is W-2 forms or personal tax returns, including all schedules, for prior 2 years.  Borrower's tax returns are not required by Lender or Appendix Q. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788; Years on Job Borrower has 6 years on job

300555869	f4a3f7fb-1f7f-4817-919f-b0ddcc79e181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet		08/11/2017: This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788; Years on Job Borrower has 6 years on job

300555869	fa337084-9551-4520-8e37-7d7cbbb1dcf5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
The Borrower's income be documented with signed and dated tax returns and W-2.  The loan file contains pay stubs, 2 years transcripts and written VOE. Copies of the Borrower's signed and dated tax returns and W2 are required to fulfill guidelines and QM requirements.

08/16/2017:  Received Borrower's XXXX & XXXX W-2s.  Received Co-borrower's signed XXXX & XXXX tax returns and XXXX & XXXX W-2s.  Per Lender's guidelines, documentation required for a salaried borrower is W-2 forms or personal tax returns, including all schedules, for prior 2 years.  Borrower's tax returns are not required by Lender or Appendix Q. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788; Years on Job Borrower has 6 years on job

300590729	f3b27215-b598-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit report fee was missing from the final CD. Cured Post close CD.		09/13/2017: This finding is deemed non-material with a B grading.
 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to have 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifes with 25 months resreves.

300590729	a5cc5edf-9b98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is in a FEMA declared disaster are and a Property Condition report is needed.	10/06/2017: see attachedXX/XX/XXXX: Post disaster inspection
10/06/2017: Audit reviewed Catastrophic Disaster Area Property Inspection report marked fully accessible, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared. XX/XX/XXXX: Pending Investor review due to PDI reflecting as “no damage”, however the appraiser did NOT view the property due to it being a gated community. XX/XX/XXXX: Sent another follow-up e-mail to please advise.XX/XX/XXXX: Sent follow-up e-mail to please advise.XX/XX/XXXX: XXXXXX checking with XXXX with regards to "was subject property visible during the inspection" was "no", however reported "no damage" without seeing the property.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to have 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifes with 25 months resreves.

300590729	4d3dd24e-9a98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History
Guidelines require satisfactory housing payment history for XX months.  Payment history for primary residence not provided on credit report. The mortgage being paid off on the closing statement does not appear on the borrowers credit report.

09/22/2017: Attached please find the lexis nexus that shows their departure property had a mortgage with xxxx Mortgage. On the credit report it has a XX month history for xxxxx. It shows the account transferred in X/XX and they sold the property on X/XX/XXXX

09/22/2017: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that sufficient evidence was provided to verify a XX month housing payment history. Documentation submitted is deemed acceptable. Condition cleared.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to have 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifes with 25 months resreves.

300590729	ac6aa0a1-b498-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Cured Post close CD.		09/13/2017: This finding is deemed non-material with a B grading.
 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to have 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifes with 25 months resreves.

300590729	5c98ca1b-9a98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	The closing statement in the file is not signed . Please provided evidence the previous primary property was sold .	09/20/2017: see attached	09/20/2017: Audit reviewed executed Certified True Copy of the Seller's Closing Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to have 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifes with 25 months resreves.

300565191	85f41225-3576-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
															Disagree - Both borrowers esigned the doc on X/X/XX which was more than 3 days before the closing date of X/XX/XX. The esigned LE was included in the loan file.	08/10/2017: Audit reviewed Lender's rebuttal and agrees. An executed LE, dated X/X, was provided in the original loan file. Timing requirement met. Condition rescinded.
300565191	03601a12-2424-4a0c-b4bb-0d5ce09b5c7c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2017: Audit consulted with Compliance, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300565191	70898446-1c76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		08/09/2017: Received explanation letter, air bill and post consummation CD adding payee to Section E. Condition cleared. Loan will be rated a B.
300556206	8732737a-32ce-4534-a72d-ee63e21286a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the file.		09/07/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
300612684	c6d712ef-72ea-435d-b9f0-aae2a23613af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of -$X,XXX.XX. The lender credit decreased to -$X,XXX.XX on the Final CD with no indication of a valid COC to account for the -$XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
10/05/2017: Change in circumstance for rate extension provided in original loan file, page 531. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 78 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 741.; No Mortgage Lates UW requires 6  months reserves. loan qualifies with 27 months reserves.

300612684	4b34b0ce-53a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing copy of title
The title commitment in the file along with the supplement report does not ensure the loan amount. Please provide the title comment showing sufficient coverage. The loan amount is $XXX,XXX.XX and ensured amount on the commitment in the file is $XXX,XXX.XX.
															Please see attached, please note this was included in the credit package	10/05/2017: Title supplement is for a different loan amount. However, invalid finding since not required by Investor. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 78 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 741.; No Mortgage Lates UW requires 6  months reserves. loan qualifies with 27 months reserves.

300612684	e16a65f9-68a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception
Lender failed to document the HELOC open line of credit of $XXX,XXX.XX was closed. Prior to the payment and suspension of the equity line/revolving line of credit , an instruction to suspend and close the equity line/revolving line of credit  pursuant to XX Civil Code Section XXXX.X must be executed by the borrower. This document was not provided. Please provided this document or a final title policy showing the HELOC was removed off of title. Additional condition my apply of evidence of a closed HELOC account was not completed.
															Please see attached and note this was included in credit package.	10/05/2017: Audit reviewed Lender's rebuttal and agrees. HELOC closure letter is on page 467. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 78 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 741.; No Mortgage Lates UW requires 6  months reserves. loan qualifies with 27 months reserves.

300565178	da393343-c57e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The funding CD is missing from the loan file. Additional conditions may apply. No Cure - Missing document not provided.	08/15/2017: see attached	08/15/2017: Audit reviewed executed CD at Disbursement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300591995	4f0f0b50-3584-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for the co-borrower's business reflected on Sch C of the XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
08/30/2017: please see attached
08/30/2017: Audit reviewed the statement of assets and liabilities from the borrower with regards to the Schedule C business, and has determined that the document was dated PRIOR to consummation and is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31 months reserves; Years on Job Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 63 months payment history with no late payments reported

300591995	45de8c88-3984-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/31/2017: please see attached CD
08/31/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31 months reserves; Years on Job Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 63 months payment history with no late payments reported

300591995	87019b13-7486-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score
Lender guidelines dated XX/XX/XXXX reflects minimum credit score required for a Primary Residence Cash Out refinance is XXX. The lowest of the middle 3 scores for all borrowers is XXX which does not meet the minimum credit score requirement. No lender exception in file.
															08/30/2017: Please rescind this condition. XXX is only required on the XXXXX XXXXX Program, this is a regular Jumbo where XXX is the minimum.	08/30/2017: Audit concurs with the Lender Rebuttal, and has determined that the Jumbo Guidelines dated XX/XX/XXXX reflect a 720 minimum for the loan parameters. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31 months reserves; Years on Job Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 63 months payment history with no late payments reported

300591995	5db6bb83-3584-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Third party verification of self employment for co-borrower within 30 days of the note date was not provided.	08/30/2017: Please rescind this condition. Verification of business for self-employment when income is not used is not required.	08/30/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31 months reserves; Years on Job Borrower has 10 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 63 months payment history with no late payments reported

300631517	627b0342-b5aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title - Owner's Title Policy(Optional) fee in section H of the final Closing Disclosure us missing the name of the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300631517	fc9d3cf9-e391-4b5b-82b4-d25f5dc8a879	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a VOE fee and with no resulting COC for any subsequent disclosures.  The final CD reflects a VOE fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															Please see attached COC and corresponding CD (disclosure history provided shows the borrower received the CD). Both these items were included in the credit package. Please rescind condition.	10/10/2017: Audit reviewed Lender's rebuttal and original loan file and agrees. Change of circumstance and CD in file. Condition rescinded.
300602073	b39166e2-cd88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower must also be issued.
08/31/2017: please see attached CD
08/31/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300602073	4f5b362a-cc88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300602073	b8bb9914-e388-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal
The appraisal provided in the loan file is not complete as the bottom of the pages have been cut off, including page that reflects the value of the subject property.  Provide complete, legible copy of the appraisal.
															08/30/2017: please see attached	08/30/2017: Audit reviewed the complete copy of Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300602073	1a145612-e288-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation date.  No cure.
08/30/2017: the LE is dated X/XX, loan closed which is more than 7 days. Please rescind this condition.
08/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the initial LE dated XX/XX/XXXX does reflect an e-signature same day as issued. Documentation was provided within the loan file, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300602073	0e81817c-e288-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2
Per lender guidelines, W-2 Forms must be complete and be the copy provided by the employer. Sufficient W-2s must be provided to document and establish the most recent two year employment and income history.  XXXX W-2 provided in the file for the borrower does not reflect legible figures.
															08/30/2017: please see attached	08/30/2017: Audit reviewed the complete copy of the XXXX W2s, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300602073	fa1393d8-e388-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A current hazard insurance declaration for the subject property was not provided. The effective date of the policy is XX/XX/XXXX, which is after the XX/XX/XXXX disbursement date.	08/30/2017: please see attached	08/30/2017: Audit reviewed the Hazard Insurance Declaration page, and has determined that the documentation submitted reflects an effective date PRIOR to disbursement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.81%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.30 months reserves

300612756	1b7cc0cb-50a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Corresponding LE dated within X business days of change of circumstance dated XX/XXX/XXXX was not provided in the loan file. No Cure - Missing Doc Not Provided.	10/09/2017: A redisclosed LE was not required for the X/XX/XX COC as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).
10/09/2017: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Loan amount decreased. Condition cleared.

 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 764.; Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 90.20 months reserves.

300612756	79288fcc-a8a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		10/04/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 764.; Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 90.20 months reserves.

300612756	91f55ad4-cea7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note
The sales contract indicates a simultaneous purchase of a parcel near by was to occur and that this was to be financed by the seller. The final loan application shows a mortgage payment for this parcel, however the Private Note agreement was not provided. The loan amount and term and monthly payment must be provided. Additional conditions may apply.

10/09/2017: Please see the attached addendum/amendment to the purchase agree that states the terms and conditions. We are also attaching a copy of report that shows the deed recorded that states the loan amount and the rate.

10/09/2017: Audit reviewed the Addendum/Amendment to Purchase and Sale Agreement, as well as evidence of the mortgage, and has determined that the documentation submitted has sufficient evidence of loan with seller for adjoining parcel along with terms. Condition cleared.

 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 764.; Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 90.20 months reserves.

300612756	ddd70d4d-d2a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Missing corresponding COC for LE dated XX/XX/XXXX as the Appraisal Fee has increased from $X,XX.XX to $X,XXX.XX and the Credit Report Fee has increased from $XX.XX to $XX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.

10/09/2017: A tolerance credit of $XX.XX was given on the final CD for the unallowable $XXX appraisal fee increase from $X,XXX to $X,XXX.XXX The credit report fee charged on the final CD was $XX.XX which was less than the $XX.XX disclosed on the initial LE so there was no tolerance.

10/09/2017: Audit reviewed the post closing CD, and has determined that the $XXX tolerance cure was reflected on the CD. The final credit report fee reflects as $XX, no tolerance issue. Loan will be rated a B.

 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 764.; Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 90.20 months reserves.

300567958	9cd84fa1-c489-45fb-b541-26b22c12aef3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points & Fees exceed QM threshold: Actual Points & Fees total $XX,XXX.XX exceed the $XX,XXX.XX Threshold with a $X,XXX.XX variance.	08/30/2017: The QM Total Points & Fees are $XX,XXX.XX (Lender Paid Broker Comp of $XX,XXX + Underwriting Fee of $XXX + Appraisal Fee of $XXX) which is under the QM X% limit. Please rescind condition.	08/30/2017: Audit re-analyzed the loan file, and concurs with the Lender Rebuttal, Point and Fees do NOT exceed QM threshold. Condition rescinded.
300567958	e5224704-68cf-4115-addc-ef759f679b60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure dated XX/XX/XXXX is missing the signatures of all parties with vested interest.		08/23/2017:Exception is outside of scope for SFIG.
300609262	39cc6a91-578e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/05/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300572434	d8e274c4-7cb2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.
10/25/2017: Audit acknowledges the client approved exception for verification of employment outside of guidelines. Loan will be graded a B.XX/XX/XXXX:  Audit reviewed Lender's rebuttal and disagrees.  Both verifications are dated 11 business days prior to note date.  Pending Client exception review.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.28%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves

300601498	3391fcb1-bc86-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Issue Resolution: 08/21/2017 Post close CD reflects the government entity payee name. Condition cleared. The loan will be rated a B for all agencies.
300601498	f9ac2d9b-4387-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXX ($XXXX.XX at XX%) with no resulting COC for any subsequent disclosure.  Final CD reflects a fee total of $X,XXX for a variance/refund required of $XX.XX to meet 10% threshold.
08/22/2017: RESPA Section C and Section E charge cure of $XX.XX was reflected on the final CD. The loan will be rated a B for all agencies.
300591474	d39e0b0c-1b88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	XXX FICO < XXX minimum FICO required for Primary Residence purchase per the guidelines dated XX/XX/XXXX. No lender exception in file. .	08/30/2017: Please rescind this condition. XXX is only required on the XXXXX XXXXX program. This is a regular XXXXX Fixed.	08/30/2017: Audit concurs with the Lender Rebuttal, and has determined that the Jumbo Guidelines dated XX/XX/XXXX reflect a XXX minimum for the loan parameters. Condition rescinded.
 Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves

300591474	f7246817-3493-4864-a32e-d64456605e59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $0.00 on the final CD with no indication of a valid COC to account for the $XX.XX 0 decrease in the credit. Provide re-disclosed CD and letter of explanation.

08/30/2017: The last LE dated X/XX/XX (see attached) had a total lender credit of $X,XXX.XX (lender paid broker compensation of $XX,XXX.XX less discount points of $X,XXX.XX) which matches the final CD.

08/30/2017: Audit review of Rate Lock Confirmation and LE (both dated XX/XX/XXXX) confirms origination fee, therefore no refund is required. Documentation submitted is deemed acceptable, condition cleared.

 Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves

300558309	24097760-62a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Application date of loan is XX/XX/XXXX. Minimum credit score of XXX required per lender guidelines dated XX/XX/XXXX. Lender qualified loan with credit score of XXX. No lender exception in file.	10/03/2017: Please rescind this condition. This is a regularXXXXX Fixed and not a XXXXX XXXXX and the minimum credit score is XXX.
10/03/2017: Audit verified with the last Rate Lock Confirmation that the loan is a XXXXX NOT an XXXXX, and concurs with the Lender Rebuttal.  The minimum credit score for the subject property is XXX. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; Years Self Employed Borrower is self employed for 6 years

300558309	6d583d64-9ca8-460f-8811-fb21ce6119b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XXX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
09/25/2017: Final CD reflects lender credit of $X.XX for closing costs above legal limits. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; Years Self Employed Borrower is self employed for 6 years

300558309	e003f353-62a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; Years Self Employed Borrower is self employed for 6 years

300558309	ba02896a-62a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing business account statement within XX days of Note Date per lender guidelines. Most recent business account statement in file is dated XX/XX/XXX.	10/03/2017: Please rescind this condition. Attached is the business statement ending XXXX XX,XXXX that was sent with the original file.	10/03/2017: Audit re-analyzed the loan file, and concurs with the Lender Rebuttal. Business account statements within XX days of Note Date were provided. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; Years Self Employed Borrower is self employed for 6 years

300558309	d8792834-64a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Per lender guidelines a CPA letter is required to indicate use of business funds will not negatively impact the business. The XXXXXXXX letter in file states the borrower can disburse funds, if needed however does not state the required verbiage confirming it will not negatively impact the business.

10/03/2017: Please rescind this condition. The borrower needed $XX,XXX.XX to close and X months of reserves of $X,XXX.XX+$XX,XXX.XX for a total of $XX,XXX.XX. There was documentation from the sale of a home where borrower netted $XXX,XXX and an explanation letter that is attached. These were in the original file.

10/03/2017: Audit reviewed the Lender Rebuttal, and has determined that X accounts (checking and business) were submitted for reserves. Total assets are $XXX,XXX.XX minus $XX,XXX.XX (PITI $X,XXX.XXxX) minus $XX,XXX.XX (cash to close) equals $XXX,XXX.XX minus business account $XX,XXX.XX equals $XX,XXX.XX. Assets are sufficient without the use of the Business Account. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; Years Self Employed Borrower is self employed for 6 years

300590727	03c3d48b-5588-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/25/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300624398	233332b9-09cb-48d0-9116-06679ae1646b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
$XX,XXX.XX > $XX,XXX.XX maximum Points and fees allowed under QM.  No documentation in file providing evidence of par rate in order to deem points as bona fide.  However, points and fees would still exceed after removing X points.
We disagree - XX discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
10/05/2017:  Per Compliance, you can round this to X.XX reduction per point charged.  Received explanation letter, air bill, copy of check and post consummation CD.  Condition cleared.  Loan will be rated a B. XX/XX/XXXX:  Pending Compliance review XX/XX/XXXX:  Audit reviewed Lender's rebuttal and document provided.  Please provide explanation letter, air bill, copy of refund check and post consummation CD.  Condition remains.

300624398	fd83d837-2a35-464d-9733-6ceb99220bfb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	HOEPA Loan Non-Compliant – Points and Fees exceed HOEPA threshold	$XX,XXX.XX > $XX,XXX.XX maximum Points and fees allowed under HOEPA.	After excluding two bona fide discount points, a refund of $X,XXX.XX will be made to bring the QM total points & fees below the X% threshold - see attached job aid
10/05/2017:  Per Compliance, you can round this to X.XX reduction per point charged.  Received explanation letter, air bill, copy of check and post consummation CD.  Condition cleared.  Loan will be rated a B.  XX/XX/XXXX:  Pending Compliance review XX/XX/XXXX:  Audit reviewed Lender's rebuttal and document provided.  Please provide explanation letter, air bill, copy of refund check and post consummation CD.  Condition remains.

300596152	00fa3844-37a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		10/10/2017: Received executed closure letter. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.35%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786

300596152	5b90d7a0-21a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/12/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.35%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786

300596152	89a3baa2-40c7-4b71-8bf5-d7b5e091908e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
10/05/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a X for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.35%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 786

300634302	2693d797-8baf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD e-signed and dated XX/XX/XXXX was not provided in the loan file.		10/18/2017: Received initial Closing Disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.70 months reserves

300634302	d77956c2-e8b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Obtain a Fully Completed Loan Application	All pages of the final application was not completed. The assets and liabilities section of the final application was not completed.
10/19/2017: Please see attached executed initial 1003 that includes all asses and liabilities. computer glitch caused the final 1003 to be blank in those areas. please grant an exception and clear this for purchase

10/20/2017: Audit acknowledges the client approved exception for complete Final 1003. Loan will be rated a B.XX/XX/XXXX: Exception is pending review from client.XX/XX/XXXX: Audit reviewed the initial 1003, and has determined that a liability is missing from said document. Per lender guidelines, if lender discovers additional debt(s) during the underwriting process then the final loan application signed by the borrower must include all income and debts verified, disclosed, or identified during the mortgage process. Debt on page 200 was omitted from the initial 1003, therefore an executed Final 1003 with ALL debts/assets is required. Condition remains. XX/XX/XXXX:  No attachment provided for review.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.70 months reserves

300634302	4b0f4bf8-2db4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
The Cash to Close on the CCTC table on page 3 of the final CD in the LE column reflects $XXX and does not match the Estimated Cash to Close on the CCTC table (page 2) of the final LE which reflects $X,XXX. Defect can be cured 60 days from discovery.
															10/24/2017: Disagree - this does match the final LE dated XX/XX/XXXX. The $X,XXX is the Estimated Closing Costs Financed - not the Estimated Cash to Close.	10/24/2017: Audit reviewed the documents, and has determined that the finding is invalid. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.70 months reserves

300610668	0b06937a-3dcd-4842-83f0-c59e228113ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Added 10/20/2017:  Received updated hazard insurance certificate.  The final post consummation CD indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
10/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.63%; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804

300610668	5d0ccd68-a7b5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Added 10/20/2017:  The final post consummation CD reflects Homeowner's Insurance premium of $XXXX.XX in Section F.  Per the updated insurance certificate provided, the premium is $XXXX.XX.  Provide re-disclosed CD and letter of explanation.
10/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.63%; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804

300610668	515a9c41-30b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
"The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX . A cost estimator from the insurer was not provided.
10/20/2017: Received replacement cost estimator dated post consummation. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.63%; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804

300612650	4b4c8693-bdaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues fee in section H of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.10 months reserves; Years on Job Borrower has 12 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%

300616234	6a26b8c4-b6a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the disbursement date.	10/02/2017: please see attached
10/02/2017: Audit reviewed updated Hazard Insurance Declaration page, and has determined that the effective date reflects same date as closing date. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300616234	462a8895-1da2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300616234	0d4dd4f1-27a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	HUD-1 from sale of previous property provided in the file is Estimated. Final Settlement Statement was not provided in the loan file	10/02/2017: please see attached
10/02/2017: Audit reviewed true certified copy of Final Seller's Closing Statement from sale of previous property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.30 months reserves

300612751	3317ca6f-936e-445e-b970-8b556fc184e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/04/2017: Received initial CD and disclosure tracking history. Timing requirement met. Condition cleared.
300613936	4163e040-1fa6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
9/30/2017: A Post closing CD provided in the loan file reflects a Credit Report fee and payee in section B. Loan will be rated a B for all agencies.
300613936	47c31730-1fa6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker's Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.		10/04/2017: Received Broker's Affiliated Business Disclosure. Condition cleared.
300613936	f7cb0ef6-0a31-4fc8-8db6-376065b3dbdc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fee's were reflected in Section C of the Final Closing Disclosure and should be listed in Section B as Borrowers chose the provider from XXXX.		9/30/2017: A Post Closing CD provided in the loan file reflects the Title Fees in section B. Loan will be rated a B for all agencies
300613936	de9b67a1-64ba-4c28-b1f4-8537d789b379	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period	The Right to Cancel form was executed on XX/XX/XXXX and reflected an expiration date ofXX/XX/XXXX. The expiration date should have been through XX/XX/XXXX.
10/19/2017: please see attached notary affidavit- the notary had written the incorrect date- rescission is signed correctly and does not need to be reopened XX/XX/XXXX: Disagree - business days for rescission includes Saturdays (i.e. all calendar days except Sundays and legal public holidays) per TILA 1026.2(a)(6).

10/19/2017: Audit reviewed the Lender Rebuttal, as well as the executed Notary Affidavit, and has determined that said documentation states through clerical error that the Notary miswrote the execution date within the acknowledgments. The Correct date was the same date as Note date and borrower's handwritten date. Documentation is deemed acceptable, therefore borrower was provided a 3 day rescission period. Loan will be rated a B.  XX/XX/XXXX: Audit consulted with Compliance, and has determined that the following is required Notification of error, reopened rescission, evidence of shipment and corrected Right to Cancel. Notary acknowledged the borrower's signature on XX/XX/XXXX, therefore this can be remedied under the standard TILA 130(b) self-corrective cure and re-opening of rescission. Condition remains.XX/XX/XXXX: Escalated for a Compliance review due to ALL notarized documentation, including Mortgage Notary, reflecting borrower's signature date of XX/XX/XXXX, HOWERVER documents reflect that the Notary Acknowledged said signatures on XX/XX/XXXX. Awaiting Compliance direction with this issue. Condition remains.

300630810	e62d0c97-72a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD Alternative Calculation Cash to Close table is incorrect. The LE dated XX/XX/XXXX shows cash to close of $XX,XXX while the final Closing Disclosure shows estimated cash to close of $XX,XXXX  Please proved and LOE to the borrower and re-disclosed CD.
Non-Material per SFIG guidance, loan will be graded a B for all agencies
300624370	a595816e-47a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	The attached legal description is missing from the Mortgage/deed of trust.		10/04/2017: Received mortgage and rider with Exhibit A attached. Condition cleared.
 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW Guidelines require18 months resereves, loan qualifies with 31 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 780.

300624370	e325554a-aca4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing XXX K for Business A Schedule E, Part II, Statement 6. If XX% or greater ownership, additional conditions will apply.	10/11/2017: Attached please find the XXXX K-1 for LP. It shows B1 only owns X%.
10/11/2017: Audit reviewed the XXXX K1 for Schedule E-II Statement 6 entity, and has determined that the borrower owns less than XX% of the company. Documentation is deemed acceptable. Condition cleared.

 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW Guidelines require18 months resereves, loan qualifies with 31 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 780.

300624370	8da8bb09-b9a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes for property B and C of Schedule E, page 2 of the XXXX tax return.
10/18/2017:  Please rescind this condition. The property is one in the same with XXX X XXXXXXXX. CPA letter in file confirms. The tax bill also represents X units under this address. This was in the original file sentXX/XX/XXXX: Attached please find the XXXXX K-1 for LP. It shows B1 only owns X%.

10/18/2017:  Audit reviewed Lender's rebuttal and original loan file.  Property profile reflects X units.  Schedule E reflects no taxes for units #2 & #3.  CPA letter located on page 1498.  Condition rescinded.XX/XX/XXXX:  Audit reviewed the documents provided, however, they are for the wrong properties.  See page 819, XXXX Schedule E page 2 REO #B = XXX XXXXXXXXX XXXX & REO #C = XXX X XXXXXXX XXX.  Condition remains.XX/XX/XXXX: Audit reviewed the K1 documentation, and has determined that the issue for property taxes was not addressed. Provide evidence of property taxes for property B and C of Schedule E, page 2 of the XXXX tax return. Condition remains.

 No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW Guidelines require18 months resereves, loan qualifies with 31 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 780.

300616113	bca4264a-b7a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	10/12/2017: see attached
10/12/2017:  Audit reviewed Disaster Inspection Report, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.  XX/XX/XXXX:  Received PDI, however, property was not visible.  Pending Client exception review.XX/XX/XXXX:  Pending management review

300616113	73f232c4-bea3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The prepaids for the property taxes in Section F is missing the payee name.		09/27/2017: Corrected Post Close CD shows payee name has been added to the property taxes in Section F. Loan will be graded a B for all agencies
300616227	557d1b32-2da5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provide in file.		10/2/2017: A CDA report reflecting a value $X,XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300616227	1cf59598-42a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
09/29/2017: A Post Close CD in the loan file reflects the Credit Report Fee in section B. Condition cleared. Loan will be graded a B for all agencies
300617108	d4716953-6faf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of the unreported Installment loan on Final 1003. Verification of all undisclosed debts required in order for the loan to be classified as a Qualified Mortgage.	10/16/2017 Please see the attached credit report that has all 5 debts listed on the final application. Thanks.	10/16/2017: Audit reviewed Credit Report provided, and has determined that the documentation submitted is deemed acceptable. Final 1003 debts matches the Credit Report debts. Condition cleared.
 Years in Field Borrower has 23 years in Field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 135 months reserves

300617107	e59c3e8a-d4a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXX,XXX, per the funding CD the borrower received a cash out amount of $XXX,XXX.XX.	Can you see if you can clear this condition? The borrower paid $XXX.XX for the appraisal that he could get reimbursed for. If you are unable to clear this, please send it to the client to review.	10/02/2017: Audit acknowledges the client approved exception for cash out exceeding guidelines. Loan will be rated a B.XX/XX/XXXX: Pending Client exception review
 FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 790.; Reserves are higher than guideline minimum UW requires 18 months reserves. loan qualifies with 54 months reserves. ; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300628491	d944ad39-45a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Legal Description is Inconsistent on Legal Documents.	The mortgage deed of trust is missing the legal description.	Please rescind this condition- legal description was included see attached	10/10/2017: Received attached legal description. Condition cleared. (Note: page 195 in loan file is not legal description)
 Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 34.40 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300628491	5e050d4f-e7a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.
10/12/2017: Lender provided an attestation that they absorb all costs associated with the credit report and the flood certificate. Condition cleared.XX/XX/XXXX: Audit reviewed Lender's rebuttal and disagrees.  The document provided and the document on page 433 are the Lender's Affiliate4d Business Disclosure.  Missing Broker's disclosure or attestation.  Condition remains.

 Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 34.40 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300628491	e99b3955-e7a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with an unspecified amount of extended replacement cost.  The loan amount is $XXX,XXX.  A cost estimator from the insurer was provided reflecting $XXX,XXX with debris removal, which leaves a shortage of hazard insurance coverage for $X,XXX.XX
10/10/2017: Received evidence of replacement cost from insurance company. Condition cleared.
 Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 34.40 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300628491	5bc7c253-a16e-45ea-9dab-0514b4ddc67f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/10/2017: Received explanation letter, air bill and post consummation CD reflecting fee for credit report. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 34.40 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report.

300624427	edde1988-baae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/16/2017: see attached	10/16/2017: Audit reviewed the Broker ABA, and has determined that the documentation was submitted within 3 days of the application date. Condition cleared.
300624427	27a2fe37-1ed7-4ccb-b86a-95778a9433a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
10/11/2017: A RESPA Credit Report charge cure of $XX.XX on final CD. The loan will be rated a B for all agencies.
300624427	5220582d-2723-4b51-8fab-74f8463c4938	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XX is required.		10/11/2017: A RESPA Recording fee charge cure of $XX. The loan will be rated a B for all agencies.
300627931	315d5f3e-84a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Section C of the Initial Loan Estimate dated XX/XX/XXXX and the final Loan Estimate dated XX/XX/XXXX reflects a Fee of $XXX.XX however missing name of fee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 51.89%; Years in Primary Residence Borrower has resided in subject for 13 years; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 812

300627931	71435c1e-02a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		10/10/2017: Received executed HELOC closure letter. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 51.89%; Years in Primary Residence Borrower has resided in subject for 13 years; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 812

300621793	4ab4eabf-2132-4564-8466-d50de402d70b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final Closing Disclosure does not reflect the correct Closing Date.		10/25/2017: A Post Close CD provided in the loan file reflects the correct Closing Date. Loan will be graded a B for all agencies.
300637993	0f96e7a8-daae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
The Borrowers' social security income must be documented with a complete copy of the current award letters.  The loan file contains federal tax returns and 1099s.  Copies of the Borrowers' current award letters are required to fulfill QM requirements.
10/16/2017: please see attached and rescind- these was in the file upload
10/16/2017: Audit concurs with the Lender Rebuttal, and has determined that a current award letter is not required per QM. Award Letters contained no expiration dates. Appendix Q states that if the benefit letter does NOT indicate a defined expiration date within 3 years of loan origination, then it should be consider that the income is effective and likely to continue. Lender Guidelines follow the same logic with the additional requirement of one (1) month bank statement evidencing xxxx which was provided within the loan file. Condition rescinded.

 Reserves are higher than guideline minimum UW requires 6 months reserves. loan qualifies with 37.40 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 812.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.53%

300627829	83a1d1f4-11b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Added 10/18/2017:  Disclosure tracking history provided reflects a closing disclosure was issued X/XX.  Change in circumstance provided in original loan file.  Compliance testing is not complete. Please provide X/XX closing disclosure.  Additional conditions may apply.
10/23/2017: see attached X/XX
10/23/2017: Audit reviewed initial CD disclosed on the tracking history, and has determined that the documentation submitted is deemed acceptable. Condition cleared. XX/XX/XXXX:  Received X/XX Closing Disclosure.  Please provide X/XX Closing Disclosure.  Condition remains.

300627829	e6c6fc40-9c2c-46e2-8206-187fe3850d93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															Please rescind this condition- see attached disclosure history as initial cd dated X/XX- borrower did receive with in the 3 business days prior to consummation	10/18/2017: Received initial CD and evidence borrowers acknowledged. Timing requirement met. Condition cleared.
300642542	4e3e634a-86b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	See attached fema map- property is located in XXXX county which is not a declared disaster area- please rescind this condition
10/23/2017:  Received post disaster inspection reflecting no damage.  Condition cleared.XX/XX/XXXX:  Audit reviewed lender's rebuttal and disagrees.  The document provided reflects the county was not in a disaster area for the declaration dated XX/XX/XX.  However, it is in a disaster area for incident dated X/X/XX, Hurricane XXXXX.  XXXXXXXXXXXX.  The Client requires a property disaster inspection if the property is in disaster area for either Public or Individual assistance.  Condition remains.

300630998	5c503ea4-3652-4d8e-a143-0411cfcbd819	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX does not reflect a Discount Fee with no resulting valid COC for any subsequent disclosures.  Final Post CD reflects a Discount Fee of $XXX.XX for a variance/refund required of $XXX.XX. The Lender COC post close to add Discount Fee is not valid. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/20/2017: see attached
10/20/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300630998	a4bb8284-273a-402f-8a46-d84962b12bcc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $X.XX on the final CD with no indication of a valid COC to account for the $X.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.
10/20/2017: see attached
10/20/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300631550	a53db9e3-ceb4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial Closing Disclosure for XX/XX/XXXX and Closing disclosures for XX/XX/XXXX and XX/XX/XXXX are missing from the loan file.	10/27/2017: see attached- you didn't request this in your initial suspension
10/27/2017: Audit reviewed the initial CD requested, and has determined that the documentation submitted is deemed acceptable. Condition cleared. XX/XX/XXXX:  Received initial CD.  Timing requirement met.  Received 2 revised closing disclosures.  Change of circumstances in original loan file.  However, per disclosure tracking history a CD was issued and received by the borrower X/XX/XXXX.  Please provide.  Condition remains.

300631583	23a8f131-06ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,000 . A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
10/11/2017: Insurance certificate provided in original loan file reflects guaranteed replacement cost. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.90%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  27.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

300631583	b20c5462-05ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements, The loan file is missing 2 consecutive months bank statements for the 1st bank account listed on the final 1003.		10/13/2017: Received additional month statement for account #1. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.90%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  27.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

300631583	d5409e01-beaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance amounts for rental property.
10/12/2017:  Please rescind this condition. The statement was sent with the original submission and is under credit report supporting documents uploaded XX/XX/XXXX at X:XX pm. It has the premium amount for the insurance of the rental property

10/12/2017:  Audit reviewed original loan file.  Invoice for departing residence insurance located on page 50.  Condition cleared.10/11/2017:  Audit reviewed documents provided.  Received evidence of taxes which matches the escrow on the mortgage statement.  The insurance certificate provided does not reflect a premium.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.90%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  27.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

300631583	c03cc1f6-06ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Lender guideline requires documented equity to use rental income on a departing residence. Must be evidenced by an exterior or full appraisal dated within six (6) months of subject transaction or may be evidence by the original sales price and the current unpaid principal balance. The file is missing the documented equity.

10/12/2017:  Please rescind this condition. Please see the attached documentation that were sent with the original file that shows the original sales prices is $XXX,XXX. The current UPB is $XXX,XXX.XX which shows the borrower has XX.XX% equity in his departing residence. Thanks

10/12/2017:  Audit reviewed Lender's guidelines.  Equity may be documented with an appraisal OR evidence of the original sales price and the current unpaid balance.  The  document provided XX/XX documents the original sales price.  Sufficient equity is verified.  Condition cleared. XX/XX/XXXX:  Lender's guidelines require an exterior or full appraisal dated within 6 months of the subject transaction.  The document provided is not an appraisal.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.90%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  27.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

300633688	f75efae2-584a-46cb-b936-3125c758812c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX and the consummation date is XX/XX/XXXX. No cure.		10/18/2017: Received evidence borrower acknowledged initial CD. Timing requirement met. Condition cleared.
300631596	963c0680-af6c-4a3d-a9ca-05205fc84aad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Attorney Document Preparation Fee in section B of the final Closing Disclosure does not reflect the name of the payee. Provide corrected CD and letter of explanation to the borrower.		10/20/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300616230	15b27247-be46-44c7-bcfc-ddf6cb05f43a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the XXXX.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.
10/23/2017: The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300638036	770f7268-28b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient credit history
Guidelines require Option #1: 3 open trade lines; One trade line open for the past 24-months and active within the most recent six (6) months. Two remaining trade lines must be rated for twelve (12) months and may be open or closed.

Please rescind this condition. The borrower has a XXX – open XX XXXXX, XXX XX/XXXX and trended data shows last active XX/XX. Credit pulled XX/XX/XXXX, so we meet the first box of being active in most recent 6 months. He also has XXX – 99 months reviewed and XXX 76 months reviewed. Both were closed at borrowers request. The second box (well 3rd) shows that the 2 remaining trades must be rated for 12 months and may be open or closed. Both are more than 12 months and both closed. You are stating that the guides state must have 3 open, but according to the chart, it is 1 open and active within most recent 6 months, and 2 that are open or closed with a 12 month history.- see attached

10/26/2017:  Audit reviewed lender’s rebuttal and agrees.  Borrower meets option1 requirements.  Borrower has 1 open account rated 99 months and active within the past 6 months and 2 closed accounts rated > 12 months each.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.44%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 38.55%

300638036	34e8a562-29b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the XXXX.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX for a variance/refund required of $XXX.XX to meet XX% threshold.
09/23/2017: Cure provided per $XX lender credit on final CD. Issue cleared- "2" Event.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.44%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 38.55%

300645999	ecef6b7d-b4b9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.
10/25/2017:  A Post Close CD provided in the file reflects the payee in section H.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300188970	e2add74f-1e58-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	XX/XX/XXXX please see attached
XX/XX/XXXX: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	6b246b9b-baee-4188-af18-a1b1a95c6db1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Lender credits on final CD do not reflect final discount on most recent Lock Agreement in file. The final CD and the post closing CD dated XX/XX/XXXX reflect total lender credits aside from credit for closing cost increase of $XX,XXX,XX(lender paid fees of $X,XXX,XX + section H remaining rate credit $X,XXX,XX = $XX,XXX,XX). The most recent rate lock agreement in file dated XX/XX/XXXX 3:03 pm reflects a final price not including compensation of <$XX,XXX.XX>.
XX/XX/XXXX: please see attached rate lock agreement dated X/X showing the $XX,XXX,XX amount XX/XX/XXXX: please see attached
XX/XX/XXXX: Audit reviewed Lock Confirmation dated XX/XX/XXXX, and has determined that sufficient evidence of the final price which includes a Lock extension is deemed acceptable. Lender credit have been verified, condition cleared. XX/XX/XXXX: Audit reviewed Lender Rebuttal, and has determined that a Lock Agreement is required to verify lender credits on the final CD. Condition remains.

 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	4f633f10-cc55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		XX/XX/XXXX: CDA provided reflecting a value of $X,XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	46d768b9-cbde-4788-8d85-379e98dd2178	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the XXXX for title services. All title fees) should be listed in section B of the CD.
XX/XX/XXXX: Post close CD in file dated XX/XX/XXXX reflects title fees correctly disclosed in section B. Evidence CD sent to Borrower in file. Condition cleared.
 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	6b5fb39a-1d58-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the section B Credit Report fee increased from $XXX.XX to $XXX.XX. This fee appears on the final CD as $XXX.XX.  The file is missing evidence of a valid change of circumstance. Section B fees have zero tolerance, a refund of $XX.XX is required.

XX/XX/XXXX: The final CD and the post close CD dated XX/XX/XXXX reflect a Lender Credit for increase in closing costs above legal limit in the amount of $XX/XX. Refund is sufficient to cure. Condition cleared.

 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	23e259b2-2f0c-4644-a8d1-27da1b2ffe6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Lender and the NMLS Number and/or State License ID Number of the Settlement Agent and Settlement Agent Contact are missing.
XX/XX/XXXX: please see attached
XX/XX/XXXX: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.XX/XX/XXXX: Post close CD in file dated XX/XX/XXXX reflects Settlement Agent number but is still missing Settlement Agent Contact number and Lender email address. Condition active.

 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	3c74bd70-cd55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document Error	The final 1003 states the applicant is a XX XXXXXX there is a XXXXXXXXX XXXXXXXX XXXXX XXXX in the loan file.	XX/XX/XXXX: please see attached. this was a typo. the initial 1003 was correct	XX/XX/XXXX: Audit reviewed corrected initial and final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	7876312a-cd55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing an additional month of bank statements, we only have one months bank statements in the loan file.	XX/XX/XXXX: please see attached	XX/XX/XXXX: Audit review of an additional bank statement documentation submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	e451ac50-1c58-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final CD and the post close CD dated XX/XX/XXXX reflect a section H Remaining Rate Credit for <$X,XXX,XX Lender credits should be disclosed in section J. Additionally, section A fee and section C Title Settlement or Closing fee on final CD do not reflect a payee.
XX/XX/XXXX: please see attached
XX/XX/XXXX: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section G for $X,XXX,XX in the "Paid by Others" column is acceptable. Payees are included in all sections. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared. XX/XX/XXXX: Post close CD dated XX/XX/XXXX reflects payee for section A fee and Title-Settlement or Closing fee. Lender credit in Section H still disclosed incorrectly. Condition active.

 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300188970	23250185-1f58-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Employment
The Lender’s guidelines require third party verification of self-employment within 30 calendar days of note date for self-employed borrowers. The loan file contains a Secretary of State verification of the business which lists the Borrower as a XXXXXXXXXX XXXXX and as Title ‘XXXXX’ which does not verify self-employment of the Borrower.
															XX/XX/XXXX: please see attached	XX/XX/XXXX: Audit reviewed Lender Rebuttal, and has determined that the documentation from the Secretary of State within the loan file is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 9 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.97%

300591682	e9510b43-0488-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX%.  Due to the miscalculation of income the actual DTI is XX.XX%.  The calculated  YTD XXX P&L income was less than the most recent tax return and per QM this income must be used for qualification.  The loan does not meet the DTI requirements for a Qualified Mortgage.
08/28/2017: Audit reviewed Lender's rebuttal and agrees. DTI XX.XX% Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	8198dcdd-210f-4bdc-adfd-b071e8246ea0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Courier fee, Title - Digital Archive 49 fee, Title - Document Prep fee, Title - Endorsement Fee, Title - Loan Tie-In fee, Title - Mobile Notary fee(travel not required), Title - Premium for Lender's Coverage, Title - Recording fee, Title - Settlement or Closing fee and Title - Sub Escrow fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the borrower.
08/23/2017: A Post Close CD reflects the fees were moved from section B to section C along with confirmation email to borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	2ab3640e-0788-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX is missing page 5 of 5.		08/28/2017: Received all pages of closing disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	313c4ef6-c3e4-4b03-9337-8aa7ecc20880	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Fund Held Final Accounting fee in section H of the final Closing Disclosure does not list the specific fee it is for and is paid to a government entity.  The fee paid to a government entity by the borrower belongs in section E of the CD.  Provide a corrected CD and letter of explanation to the borrower.
08/31/2017: sorry, please see attached08/29/2017: see attached
08/31/2017: Audit review of revised CD includes payees to all fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  08/29/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300554024	ba986531-b87e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final Closing Disclosure in file Section E City/County Tax/Stamps missing name of government entity taxes being paid to.		8/11/2017: This finding is deemed non-material and rated a B
 Years on Job Borrower has 23 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 96.50 months reserves

300554024	05a572c2-b77e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XX,XXX (XXX%) = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX. Insurance company to provide a Cost Estimator.
08/24/2017: please see attached
08/24/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Years on Job Borrower has 23 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 96.50 months reserves

300554024	a67f536b-b87e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Credit report fee on final CD dated is $XX.XX. LE dated XX/XX/XXXX lists fee as $XX. This fee is in a X% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $XXX.XX tolerance cure..
8/11/2017: Final CD shows sufficient tolerance cure in the amount of $341.40. Loan will be graded a B for all agencies.
 Years on Job Borrower has 23 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 96.50 months reserves

300553229	27332267-e897-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing signed Year to Date Balance Sheet and Profit & Loss statements for both Partnerships. A signed YTD Balance Sheet and Profit & Loss are required in order for the loan to be classified as a Qualified Mortgage
09/20/2017: Neither QM nor Client require signed P&L and Balance Sheet. Condition rescinded.
 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	e55c0d9d-f797-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Missing third party verification for first and second partnership business on the SCH E were not provided within 30 days of the note date. A third party verification within 30 days of the note date is required in order for the loan to be classified as a Qualified Mortgage.
09/22/2017: Please rescind this condition. The income from XXXX XXXX was not utilized to qualify the borrowers.Please rescind this condition as this was in the original file sent. Here they are again
09/22/2017: Audit concurs with the Lender Rebuttal, and has determined that all income was derived from S Corporation with no income from either Partnerships. A VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.   09/20/2017:  Audit reviewed Lender’s rebuttal, documents provided and original loan file.  The business license for business #1 was in the original loan file.  Per Lender’s guidelines, the verification is required within 30 calendar days from the note or funding date.  The license is > 30 days.  Verification of business #2 was not provided.  However, a VOE for businesses where income was not used to qualify including negative income is not required. Please provide verification of business #1 within 30 days of the note date.  Condition remains.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	31f55583-e897-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The third business reporting on the SCH E tax returns , business tax returns for XXXX were not signed by both borrowers. A signed tax return is required in order for the loan to be classified as a Qualified Mortgage
09/28/2017: Please see the attached requested signed 1120S and P&L and Balance Sheet. Please rescind this condition. Both borrowers are not required to sign them.
09/28/2017: Audit reviewed the XXXX 1120S Tax Return, and has determined that both borrower's executed said document. Condition cleared. XX/XX/XXXX:  Audit reviewed Lender's rebuttal and disagrees.  Per Appendix Q, For a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules are required.  Condition remains.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300553229	a0716f92-daa2-4974-92b4-53f6bf538474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	The grace period threshold is 10 days and the Note has 15 days. The late charge threshold is $XXX.XX and the actual late charge 1s $XXX.XX a difference of $XX.XX
09/20/2017:  Per Compliance, reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

 No Mortgage Lates UW Guidelines require the most recent 24 months mortage to hve 0x30 lates. loan qualifies with 99 months no lates reporting on the credit report . ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.96%

300556203	aa462778-573a-4696-9d50-0ec6f29b5182	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee are not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
08/10/2017: Received explanation letter, air bill and post consummation CD adding Credit Report Fee. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300556203	d91813f4-8974-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
08/23/2017: please see attached cost estimator
08/23/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300556203	edc62ee6-8974-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment
Per lender's guidelines, the VVOE must be completed within 10 business days before the Note date (or funding date for escrow states) for wage income.  The VVOE provided in the loan file was not dated 10 business days before the Note date.
Please note the date of the verbal is the date of the disbursement which should be acceptable. Please rescind condition.
08/10/2017:  Client acknowledged exception.  Condition cleared.  Loan will be rated a B.  XX/XX/XXXX  Audit reviewed Lender's rebuttal and disagrees.  The VVOE is dated after the disbursement date.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300556203	5e89c08a-d7ce-4c75-8cbb-8e637b0e6545	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		08/10/2017: Received explanation letter, air bill and post consummation CD adding county name to Section E. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300565144	238fd75f-9083-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property XX on the final loan application. If HOA dues are not required, missing attestation stating such.		08/22/2017: Invalid finding. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 20.40 months reserves. ; FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 803. ; Years Self Employed Borrower has 13 years Self Employed

300565144	753d2b30-9083-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX.XX		08/22/2017: Invalid finding. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 20.40 months reserves. ; FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 803. ; Years Self Employed Borrower has 13 years Self Employed

300565144	e1a3a9fd-0d70-47dc-b7f4-dce35ed3f4b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS ID of the Mortgage Broker is missing. Provide re-disclosed CD and letter of explanation.	see attached- not needed as CA license ID # is there- please rescind condition
08/22/2017:  Audit reviewed Lender's rebuttal and original loan file.  Both the Mortgage Broker and Broker contacts NMLS number is provided.  The Real Estate Brokers license number is provided.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualified with 20.40 months reserves. ; FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 803. ; Years Self Employed Borrower has 13 years Self Employed

300591214	ff2d6604-30a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX and YTD XXXX P&L Statement for Schedule C Business of XXXX tax return for the borrower.  Per Appendix Q, both Profit and Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

10/13/2017: In regards to two of the schedule C businesses, if you look at the “other expense” section, he is using “insurance sales” and “Insurance sales the xxxx xxxx services” as a pass through for expenses claimed by xxxxx Financial, which we have a profit and loss and balance for (part V other expenses lists EIN of xx-xxxxxx – amount reported by corp) For Insurance sales (statutory Employee), it does appear that he received a W2 for this and backed it out and claimed it on C for tax benefits.Please see the attached Balance sheet for Schedule C for co-borrower.

10/13/2017: Audit concurs with the Lender Rebuttal, and has determined that Schedule C Business is a pass through entity claimed by borrower's other business. Condition rescinded.   10/04/2017:  Received Balance Sheet for Co-borrower.  This document was in the original loan file.  Missing P&L Statement and Balance for Borrower's Schedule C businesses, pages 241 & 243.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	333637fe-2fa2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet for Schedule C Business of XXXX tax return for the borrower.  Per Appendix Q, both Profit and Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

10/13/2017: In regards to two of the schedule C businesses, if you look at the “other expense” section, he is using “insurance sales” and “Insurance sales the xxxx xxxx services” as a pass through for expenses claimed by xxxxx Financial, which we have a profit and loss and balance for (part V other expenses lists EIN of XX-XXXXXX – amount reported by corp) For Insurance sales (statutory Employee), it does appear that he received a W2 for this and backed it out and claimed it on C for tax benefits.Please see the attached Balance sheet for Schedule C for co-borrower.

10/13/2017: Audit concurs with the Lender Rebuttal, and has determined that Schedule C Business is a pass through entity claimed by borrower's other business. Condition rescinded.   10/04/2017:  Received Balance Sheet for Co-borrower.  This document was in the original loan file.  Missing P&L Statement and Balance for Borrower's Schedule C businesses, pages 241 & 243.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	6dc2d62a-30a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed personal returns not provided for either borrower.
10/04/2017: Attached please find the signed personal tax returns for both borrowers.
10/04/2017: Audit reviewed the executed XXXX/XXXX XXXX Tax Returns with XXXX XXXX Extension for the borrower, dated PRIOR to consummation; and executed XXXX/XXXX/XXXX XXXX Tax Returns for the co-borrower, dated PRIOR to consummation; and has determined that documentation is deemed acceptable. QM requirement has been met. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	282474cf-3925-4cd9-87cf-49fd4f87ffeb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The city/county Tax Stamps and State Tax Stamps in section E of the final Closing Disclosure are missing the name of government entity accessing the tax. Provide corrected CD and LOE to borrower.		09/26/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	b6104f36-33a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Other Fee/Regulatory fee in section H of the final Closing Disclosure is missing the name of service provided. Provide a corrected CD and LOE to the borrower.		09/26/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	f9957012-30a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance and taxes for property XX on the final application not provided. No evidence of a mortgage statement in file to reflect taxes and insurance. Additional conditions may apply.
10/04/2017: Please rescind this condition. There was a final closing statement under REO showing they sold the property on XX/XX/XX that was sent with the original file and the application stated “S” in the schedule of REO. It is attached again.

10/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the REO in question was located on Schedule E - II. REO rental income based on XXXX Schedule E-II, therefore taxes and insurance were included on said schedule and not required separately. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	55e99e1e-30a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided for either borrower.
10/04/2017: Received signed business tax returns for all businesses. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300591214	42dd3aa1-bf6f-4334-b619-1a113ef956dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
09/26/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require.6 months reserves, loan qualified with70.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745

300624389	bfd1854b-4f09-402f-a9cb-afb0293b102b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		10/11/2017: This is deemed non-material. The loan will be rated a B for all agencies
300634772	d2fbe3bb-c3ae-42e4-8149-f151162f4754	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with an invalid CoC on XX/XX/XXXX stating fee increased to $XXXdue to "complex".  Appraiser did not notate any complexity of subject property, instead stated that subject is "typical of other sites in size, zoning and utility easements". The CD reflects an Appraisal Fee of $XXX.XX resulting in a ($XXX.XX) refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/26/2017: please see attached
10/26/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300634772	2480a928-55ad-4f42-adfb-512064068f1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The CD is completed in error for required data under the Loan Disclosures section for the field titled Non-Escrowed Property-Costs over Year X as $X. The annual HOA amount should be disclosed in that field.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300633687	7cf2ffa9-63b0-48b7-a2bc-a63e5610c35f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Processing Fees” and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/09/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300646624	53948fad-52b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX reflected service that cannot be shopped for in the section B and should have been in section C.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300646624	531bdc0f-2bb4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Review report is not in the file.		10/19/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300646624	cdb76b77-53b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Tax Stamp in section E of final Closing Disclosure is missing the government entity for accessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300500564	1effb2c6-0776-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing corresponding LE for change of circumstance dated X/XX/XXXX.	08/07/2017: LE08/03/2017: LE
08/07/2017: Audit reviewed LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/03/2017: Audit reviewed Change of Circumstance, as well as print screen verifying LE sent, and has determined that a copy of that LE is required. Provide copy of LE dated XX/XX/XXXX. Condition remains.

300548463	5e8700e3-7862-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing XXXX YTD P&L for Borrower's Schedule C sole proprietorship. Per appendix Q, a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	08/08/2017: P and L
08/08/2017: Audit reviewed XXXX Profit & Loss, and has determined that the documentation was dated PRIOR to consummation. Loan meets QM requirements. Condition cleared. 07/20/2017:  Received XXXX YTD P&L Statement for Schedule C.  This document was previously provided in the original loan file.  Missing XXXX P&L Statement for Schedule C. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.24%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 746

300548463	72363ec2-a662-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure.   Cure provided per lender credit on final CD.
07/06/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.24%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 746

300548463	a13e7c2f-275b-40e2-b33e-5d99cc9ba5db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit	07/18/2017: Special Information Booklet / Home Loan Toolkittoolkit proof sent
07/18/2017: Audit review of evidence that the Special Information Booklet / Home Loan Toolkit was submitted within three days of application date was provided. Documentation submitted is deemed acceptable, condition cleared.07/17/2017:  No document uploaded for review.  Condition remains

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.24%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 746

300565193	485a087d-9882-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed XXX-X at application and closing. Executed XXXX-X at application not provided.		08/21/2017: Received XXX-X, executed at application, for both borrowers. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; Years in Field Borrower has 15 years in Field

300565193	dd2e7aed-f5d2-4b27-b7c6-76331390c9af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE 0XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		08/17/2017: A RESPA Appraisal charge cure of $XXX on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; Years in Field Borrower has 15 years in Field

300565193	f3c4aa16-d9b6-4431-a4c5-a91f1573fc11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Doc Prep Fee is reflected in section A of the final Closing Disclosure.  The borrower shopped for their own Doc Prep fee and was not paid by the lender.  The fee should be listed in section B of the CD. Provided corrected CD and letter of explanation to the Borrower.
08/17/2017: A Post Close CD in the loan file reflects the fee was moved from A to B with LOE to borrower. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; Years in Field Borrower has 15 years in Field

300565193	59bd3a92-5483-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Documentation	Terms of withdrawal from the Borrower’s retirement account was not provided in file.
10/24/2017:  Received terms of withdrawal for 401K account dated post-consummation.  Condition cleared.  Loan will be rated a B.XX/XX/XXXX:  Received terms of withdrawal for IRA account.  Terms of withdrawal for 401K account not provided.  Borrower does not have sufficient reserves without this account.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; Years in Field Borrower has 15 years in Field

300553291	6cd49a5a-a274-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust with borrower signature was not provided		08/11/2017: Received executed, recorded mortgage and riders. Condition cleared.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300553291	497ead0b-b973-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Quit Claim/Warranty/Grant Deed	A Quit Claim/Warranty/Grant Deed was not located in the file. The Post Close CD reflects a charge paid by the Seller for a Grant Deed however; the Grant Deed is missing from the loan file.		08/11/2017: Received recorded Grant Deed. Condition cleared.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300553291	935bd19c-a274-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert	The loan file is missing the 442 completion cert.		08/11/2017: Received satisfactory completion certificate. Condition cleared.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300553291	403128a1-a074-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. A master insurance policy for the Condominium is required and missing from the loan file.		08/11/2017: Received master insurance certificate. Condition cleared.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300553291	ef76b653-b973-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the file.		07/31//2017: CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300553291	8aec77ac-9f74-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with XXX% additional coverage.  The loan amount of $XXX,XXX which leaves a shortage of hazard insurance for $XXX,XXX.  A cost estimator from the insurer was not provided.
08/11/2017: Received insurance cost estimator dated post closing. Condition cleared. Loan will be rated a B.
 No Rental Lates UW Guides require 9 months reserves, loan qualified with 91.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 32.91%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709

300646584	9c83781e-b7bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for CD dated XX/XX/XXXX as the interest rate has increased from X.XX% to X.XXX%. The file is missing evidence of a valid change of circumstance.	11/03/2017: Letter of Explanation
11/03/2017: Audit concurs with the Lender Rebuttal, and has determined that the lock was modified per the borrower’s request. Borrower elected not to pay the .XX% discount fee and opted for a rate increase with a lender credit. The explanation is a valid reason for the change of circumstance. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves; Years Self Employed Borrower has 10 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.22%

300646584	c6de78ab-b5bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves; Years Self Employed Borrower has 10 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.22%

300646584	26ec21d0-0854-49f1-b3db-0ce5a4f0c189	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/31/2017: Final CD reflects $XXX.XX credit for increase in Closing Costs above legal limit. Loan will be graded a B for agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves; Years Self Employed Borrower has 10 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.22%

300630001	3ed6bac6-70bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Final Closing Disclosure reflects the fee for Survey in section c. Optional services are required to be disclosed in Section H, Other. Provide corrected CD and LOE to the Borrower.		11/03/2017: A Post Closing CD provided in the loan file reflects survey fee in section H. Loan will be graded a B for all agencies.
300630001	d20ee08b-6fbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/06/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300617121	b824905d-909c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.00.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
10/23/2017: Property has XXX% replacement cost -
10/23/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared. 09/21/2017:  Received evidence replacement cost is $XXX,XXX.  Insurance coverage $XXX,XXX, which is a short fall of $XX,XXX.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides required 9 months reserves, loan qualified with 28.70 months reserves.; Years on Job Borrower has 10.33 years on the Job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43% loan qualified with DTI of 32.77%

300617121	a94496b4-8e9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		09/20/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides required 9 months reserves, loan qualified with 28.70 months reserves.; Years on Job Borrower has 10.33 years on the Job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43% loan qualified with DTI of 32.77%

300617121	7cf4a841-899a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing final application (1003)	A final application for the subject transaction was not provided.	10/13/2017: Final 1003	10/13/2017: Audit reviewed the executed Final 1003, and has determined that the document was dated post closing. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides required 9 months reserves, loan qualified with 28.70 months reserves.; Years on Job Borrower has 10.33 years on the Job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43% loan qualified with DTI of 32.77%

300633715	be814613-79a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report addressed to the correct client was not provided in the loan file.		10/02/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of  689; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  55 months reserves

300633715	86577841-79a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing copy of condominium association master hazard insurance declaration page.	10/09/2017: Master Policy	10/09/2017: Audit reviewed the Condo Master Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of  689; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  55 months reserves

300633715	5034e3c4-7efa-4230-9d0f-62c52f633b48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX did not reflect a Condo Master Policy fee and no COC for any subsequent disclosures.  The Funding CD reflects a Condo Master Policy fee of $XX for a variance/refund required of $XX.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/09/2017: Letter of Explanation
10/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the if the changed circumstance or other triggering event occurs between the fourth and third business days from consummation, the creditor may reflect the revised charges on the Closing Disclosure provided to the consumer three business days before consummation. The Condo Master Policy fee is a valid charge. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of  689; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  55 months reserves

300624422	5c073fc9-f19a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Missing condo questionnaire.		09/21/2017: Received acceptable condo questionnaire. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.90 months reserves; Years on Job Borrower has 11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300624422	2e1dde85-6121-496b-a146-dd3f70ab45e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		09/21/2017: Audit located initial escrow disclosure in file, page XXX. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.90 months reserves; Years on Job Borrower has 11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300624422	5eae54d2-f19a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing Condo Master Insurance Policy.		09/21/2017: Received master insurance which includes walls in coverage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.90 months reserves; Years on Job Borrower has 11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300624422	58713167-0e98-4058-bdc4-307be2272e69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		09/21/2017: Received attestation no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.90 months reserves; Years on Job Borrower has 11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300616105	4940f384-d573-4f18-821b-03e910267725	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  189.40 months reserves

300616105	31582686-1228-4069-b829-f2e5268fb6d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  189.40 months reserves

300616105	6ab57c71-adbd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects estimated cash to close of $X,XXX vs. the final CD reflects cash to close of $XX,XXX. Provided corrected CD.		10/30/2017: A Post Close CD reflected the LE cash to close of $X,XXX. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  189.40 months reserves

300616105	54e4b920-3cbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/01/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  189.40 months reserves

300651501	0f2673dd-5ab5-46de-9171-738b2183df1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	ECOA Non-Compliant: Appraisal not Completed.		11/02/2017: Received satisfactory completion cert. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 767

300651501	da52eb9e-35be-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)		11/02/2017: Received satisfactory completion cert. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 767

300651501	c036ac3a-35be-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/01/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 767

300651501	44e54def-35be-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects no VOE Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a VOE Fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on post close CD.
10/31/2017: Post closing CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 767

300609264	e8d37715-ca9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		9/25/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 797.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 99 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW Guidelines require 6 months resereves, loan qualifies with 13 months reserves.

300624374	f749b29c-7cb2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	The lender's guidelines require an executed 406-T at application and closing. Executed 4506-T at application not provided for the borrowers.		10/18/2017: Received 4506-T executed at application for both borrower. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42%; Years in Field Borrower has 30 years in Field

300616327	92b139fc-60a0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes reflected in Section F of the final CD is missing the government entity.		09/23/2017: Post Close CD reflects government entity added. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 52 months payment history with no late payments reported

300631508	95b9b14b-1b6a-4e4a-811e-1d9632dc0648	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Final LE  reflects an Appraisal Fee of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD  reflects an Appraisal Fee of $X,XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

10/23/2017: The Final CD in the loan reflects a Lender Credit of $XXX.XX for the increase in closing costs above the legal limit and is sufficient. “Non-material per SFIG guidance, loan will be graded a X for all agencies”

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months ; Credit Report verifies 28 months payment history with no late payments.; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 17.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743

300645716	724bbc64-9118-4cf0-b5a3-a04afe54a987	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Final Inspection fee of $XXX with no resulting COC for an subsequent disclosures.  The final CD reflects a Final Inspection fee of $XXX resulting in a $XX efund due for cure.
10/31/2017: A RESPA Final Inspection charge cure of $XX on final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300645716	b5d02c73-9abd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/01/2017: CDA provided reflecting a value of $X,XXX,XXX which is X% variance. Variance within acceptable tolerance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300645716	c8d5d1f3-e105-4385-b3ac-23067f636864	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		10/31/2017: This is deemed non-material. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300645716	06247d2b-6bbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflect estimated Cash to Close on page X of $XXX,XXX versus the estimated Cash to Close on the final CD of $XXX,XXX. Provided corrected CD and LOE to the Borrower.		10/31/2017: A Post Close CD reflects the correct Estimate Cash to Close on the Post CD to match the LE with a LOE to the borrower. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300645716	5c729a46-6dbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).	11/03/2017: 442
11/03/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300645716	47c732a0-6cbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided for either borrower.	11/03/2017: Initial 4506T	11/03/2017: Audit reviewed initial 4506T e-signed by both borrower's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.74%; FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 752

300633714	6d3d54e1-242c-4fcc-88a8-49b3458189e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing copy of lenders Affiliated Business Disclosure within 3 days of application.		10/13/2017: Received attestation no affiliates. However, this was previously provided. Condition rescinded.			DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ; LTV is lower than guideline maximum
300633714	182594ad-6daf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/13/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ; LTV is lower than guideline maximum
300633714	f67b4f81-7daf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.00 which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
11/01/2017: Dec Page reflecting guaranteed replacement cost10/31/2017: Replacement Cost Clause
11/01/2017: Audit review of HOI documentation submitted is deemed acceptable. Said document includes "Guaranteed Replacement Costs". The  Guaranteed Replacement cost included within the policy would cover whatever the replacement costs would be on the subject property. Condition cleared. 10/31/2017: Audit consulted with Management, and has determined that replacement cost is not acceptable unless "Guaranteed" Replacement cost. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.  10/13/2017: Audit reviewed Lender’s rebuttal and disagrees.  Guaranteed Replacement Cost endorsement is acceptable if coverage is under the Loan Amount. This is not the same as XXX% Replacement Cost which is not acceptable if coverage is less than the Loan Amount.  Condition remains.
DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ; LTV is lower than guideline maximum
300656666	333adeaf-feb7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10/25/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300656666	ee6ee77c-a6a3-463c-bddc-e9ff214d3448	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Final LE reflects a credit report fee of $XXX.XX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/23/2017: The final CD reflected a Lender Credit of $XX.XX for closing costs above the legal limit and is sufficient. “Non-material per SFIG guidance, loan will be graded a B for all agencies”
300634030	53f6257f-c5b5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	Missing Pud Rider	10/26/2017: PUD Rider	10/26/2017: Audit reviewed executed PUD Rider, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300634030	1bece872-b5b5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final/funding CD is missing from the loan file. No Cure - Missing document not provided.	10/26/2017: CDs XX/XX & XX/XX
10/26/2017: Audit reviewed the Lender's explanation of CD's disclosed, and has determined that both Closing CD and Post Funding CD were provided and are deemed acceptable. Loan will be rated a B.   10/24/2017:  Audit reviewed Lender's rebuttal and original loan file.  Evidence initial CD was acknowledged is on pages 468 & 22. However, per disclosure tracking history, page XXX, another CD was sent X/XX.  Also, per disclosure tracking history, page XXX, a post consummation CD was sent on XX/X.  Please provide all CD's and explanation letter for post consummation disclosure.  Additional condition may apply.  Condition remains.

300634030	45abf35c-f9b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/23/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300634030	ff02d4a4-f3b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/24/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300595909	dfd04890-42b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing signed & dated business tax returns for all 3 businesses.
10/18/2017: Received signed XXXX & XXXX tax returns for each business. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 78.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.68%; Years Self Employed Borrower has 8 years Self Employed

300595909	0671e2a3-68af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/16/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 78.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.68%; Years Self Employed Borrower has 8 years Self Employed

300591446	b3918533-1ea2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Missing Cooperative most recent audited financial statements including footnotes and the property operating budget for the upcoming fiscal year as required per guidelines.	10/11/2017: LOX & budget10/05/2017: lox
10/17/2017: Audit acknowledges the client approved exception for Co-operative financial statements/operating budget. Loan will be rated a B.10/11/2017: Audit escalated the provided documentation to the Investor for review. Pending investor response.  10/05/2017: Audit consulted with the Investor, and was directed to request a letter of explanation from the co-op. Condition remains. 10/05/2017: Audit escalated the Letter of Explanation along with the pending Exception Request to the Investor for review. 09/29/2017: Pending Client exception review

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.80% months reserves; FICO is higher than guideline minimum UW Guidelines required 680 FICO, Loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386%

300591446	f0043572-1da2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing.		09/26/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.80% months reserves; FICO is higher than guideline minimum UW Guidelines required 680 FICO, Loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386%

300591446	c70a3c7e-1ca2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within XX calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
09/28/2017: Received VVOE within XX days prior to note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.80% months reserves; FICO is higher than guideline minimum UW Guidelines required 680 FICO, Loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386%

300591446	19e2f72d-2085-4d3e-b6fa-b5a7e54cb53a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		09/25/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.80% months reserves; FICO is higher than guideline minimum UW Guidelines required 680 FICO, Loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386%

300591446	e2625bc8-1ba2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/25/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 46.80% months reserves; FICO is higher than guideline minimum UW Guidelines required 680 FICO, Loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386%

300638024	17379331-2bb0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		10/13/2017: This finding is deemed non-material with a B grading.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300638024	62cdce6b-53af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
"The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX.XX  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided. "
															10/16/2017: Replacement Cost Estimator	10/16/2017: Audit reviewed the documentation submitted, the provided document does confirms the cost to rebuild. Coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300638024	cb7a5e74-1eb0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file	10/16/2017: CDA
10/18/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.10/16/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300616264	832e7ebf-a39c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The Collateral Desktop Analysis from the Investor is Missing from the file.		09/20/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	2d2a8b5c-a49c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Collateral Desktop Analysis Fee in section B of the initial and final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower. (Note: This fee is showing the payee as the Lender which is not allowed)  The Title – Escrow Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
09/19/2017: Finding is non-material and rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	8ef5cc00-a59c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps listed in section E of the Final Closing Disclosure does not list the government entity assessing the tax. Provide corrected CD and LOE to the borrower.		09/19/2017: Finding is non-material and rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	a1abf202-9f9c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.		09/21/2017: Received 4506-T signed at application. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300616264	56e5db8e-519d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
09/21/2017: Received replacement cost estimator dated post consummation. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.75%

300624610	b60120cc-4ab0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Income Tax Schedules	Tax returns for XXXX and XXXX are missing Schedule E, part II. Additional conditions may apply.		10/16/2017: Audit reviewed documents provided and original loan file. Borrower's business files an 1120 which will not show up on personal conditions. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300624610	440dc95d-4db0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/16/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300624610	2f37c4d7-48b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business A reflected on the final loan application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/18/2017: The business returns cover XX/XX/XXXX-XX/XX/XXXX which is within XX days of the note date. Balance Sheet for XXXX is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300624610	9093a3f2-48b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business A on the final loan application. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/18/2017: The business returns cover XX/XX/XXXX-XX/XX/XXXX which is within XX days of the note date. P&L Statement for XXXX is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300555940	6fd28058-2682-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		08/17/2017: CDA provided reflecting a value of $XXX,XXX. Condition Cleared.
 Years in Field Borrower has 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.38%

300555940	dbcbae9f-2682-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1/Closing Disclosure from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		08/18/2017: Received Seller's closing disclosure reflecting mortgage paid and netting sufficient cash to close. Condition cleared.
 Years in Field Borrower has 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.38%

300555940	17d15bf5-2682-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Disclosure Tracking reflects a revised Closing Disclosure was issued on XX/XX/XXXX, however it was not provided in the loan file.		08/18/2017: Received X/XX closing disclosure. Condition cleared.
 Years in Field Borrower has 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.38%

300555940	b5124fa4-2782-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Attorney Fee - Buyer disclosed in section C of the final Closing Disclosure should be reflected in section H. Provide corrected CD and letter of explanation to the Borrower.		08/21/2017: Received explanation, tracking history and post consummation CD reflecting Attorney Fee in Section H. Condition cleared. Loan will be rated a B.
 Years in Field Borrower has 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.38%

300555940	085ffd53-4d23-4910-8a45-17a6d928a83e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
08/16/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Years in Field Borrower has 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.38%

300665259	de692e19-58df-42e9-8e52-2fc0d8294bf3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate dated XX/XX/XXXX is missing from the file.		11/21/2017: Cleared / Received LE
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	389dba40-73f7-4f9c-ba90-45fd5e962b5c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial Closing Disclosure, dated XX/XX/XXXX, is missing from the file.		11/17/2017: Cleared / Received initial CD dated XX/XX/XXXX
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	b7178f59-e4bf-4d04-923f-a6112fe68e18	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided. This would be on page 3 of the initial LE; missing from the file.		11/17/2017: Cleared / Received missing doc
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	0e16fa6d-3cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		11/17/2017: Cleared / Received appraisal
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	ec7d96ba-3fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provide		11/17/2017: Cleared / Received missing doc
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	75857e61-bbc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final CD reflects an invalid payee for Transfer Taxes in Section E. The CD reflects the Title Company versus the actual Taxing Authority.		11/07/2017 - This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	361df31f-bec3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Verification of the borrower's employment within 10 business days of the Note date is missing from the file. This documentation is required in order for the loan to be classified as a Temporary Qualified Mortgage.
12/10/2017: VVOE received
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	ffb334eb-f717-442b-a42d-337b66468216	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		11/17/2017: Cleared / Received missing doc
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	4d94492b-a7cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

In regards to the condition, the lender credit in question was actually a Rate Lock Deposit credit and was disclosed as such on the CD instead of as a Lender Credit. Would it be possible to re-review and clear this condition based on this information?
11/21/2017: Cleared / Explanation provided above for discrepancy. Rate Lock Fee shown POC-B iao $X,XXX
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	0d60d46f-a6cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).		11/21/2017: Cleared / Received Appraisal Completion Cert
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	1232609f-bbc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose the payee for the Tax Service Fee, discloses an invalid/generic payee for the Title - Notary Fee, and does not disclose a Flood Cert Fee in Section B. A flood cert was obtained the fee is required to be disclosed regardless of by whom it was paid.
11/07/2017 - This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	117d4ea5-2563-4e72-8f12-d7ef6045478b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The final CD reflects a refund of the Rate Lock Deposit in Section L versus as an off-setting credit to the Rate Lock Fee in Section A.		11/17/2017: Invalid Finding. Acceptable to disclose in Sec L11/07/2017 - This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	bb788449-3cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		11/17/2017: Cleared / Received copy of title
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	cb27ce9c-b6c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/22/2017: CDA received. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	f117fcb3-bdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Employment	An employment verification within 10 business days of the Note date as required by the AUS was not provided for borrower.		12/1/2017: Doc Received.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	44d66337-a2cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665259	afb2dd1a-c6b0-4097-872c-618e544ddefe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/6/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.30 months’ reserves ; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years on Job Co-Borrower has 5 years on job

300665256	6b40cc3d-122c-4dfc-92c8-7da6ca4586db	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/6/2017: This finding is not material. Loan will be graded B for all agencies
300665256	80691d0c-e791-4ae4-b59d-cd87d6acf67a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Reinspection Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Reinspection Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
12/15/2017: Corrected CD provided. 12/1/2017: Received evidence of refund and LOX
300665256	4a53d176-1c07-48c4-b4f7-3ff1d9ecac15	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	WLSP is missing a service provider for the Survey which was disclosed in Section C on the Loan Estimate dated XX/XX/XXXX.		11/6/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665256	353a5423-1fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		11/6/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665256	54010426-0cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared / CDA received
300665256	d8555b18-1fc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/17/2017: Invalid Finding - The loan amount increased on X/XX/XXXX, increase in transfer tax disclosed X/XX/XXXX which is within X days of COC
300665256	091eb9ef-82e3-4d88-b2ca-dc7a61590960	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/6/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
300665255	ebe26f33-f4c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within XX business days prior to the note date. The VVOE is dated XX/XX/XXXX which is greater than 10 days prior to note.		11/21/2017: Oct 9 was a holiday therefore VOE dated X/XX/XXXX was within XX days of the note 11/17/2017: Received VVOE dated XX/XX/XXXX which is > XX days from consummation. Unable to clear
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	d42d4c0a-f5c2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Seller Closing Disclosure reflects Seller paid Property Taxes in Section N which should also be reflected in the Seller-paid column in Section F of the Borrower's final Closing Disclosure.		11/06/2017: This finding is deemed non-material with a B grading.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	18a18c8f-0cc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: CDA received. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	9d133a41-fcbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/21/2017: Cleared. Rate lock XX/XX/XXXX 11/17/2017: Received lock history showing a rate lock date of XX/X/XXXX; however, the LE dated XX/XX/XXXX shows the rate as locked. Please confirm
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	0789ed0e-05c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the application.	Loan Origination Company Identifier Number is missing on the final application.
12/4/2017:  Corrected 1003 provided 11/22/2017: Received a new 1003 but the info is distorted 11/21/2017: The company name and NMLS does not match the Note and Mortgage (XXXX XXXXX is on the Note/Mortgage, XXX XXXXXX XXXXXXX is on the 1003 provided) 11/17/2017: Received final 1003, but the NMLS# for XXXXXXXXX is missing

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	16c34ef9-67ad-4fe5-99d0-782b69e575b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX. Cure provided per lender credit on final CD.
11/06/2017: This finding is deemed non-material with a B grading.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	cc06751b-9135-462f-9e77-2f967b7c40aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		11/6/2017: This finding is not material. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665255	2101a6b8-0cc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/06/2017: This finding is deemed non-material with a B grading.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.64%

300665252	f712ded5-4fca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Homeowners Association Dues reflected in section F of the final Closing Disclosure should be reflected in section H. Provide corrected CD and letter of explanation to the Borrower.		11/21/2017: Invalid finding11/15/2017: This finding is deemed non-material and rated a B
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	947c028d-c862-4e0f-999d-a3b96d1b522b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Initial Closing Disclosure reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final Closing Disclosure with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
11/21/2017: Invalid finding - IR decreased on final CD which decreased the lender credit11/15/2017: This finding is deemed non-material and rated a B
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	96b4e6ee-192a-4374-bc76-44dfd76dae16	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Disclosure reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%. No Cure.
11/21/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	dd83cf13-8dca-4597-a07f-5484bd465de3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of X.XXX%. The most recent Closing Disclosure reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.   No Cure.
11/21/2017: Duplicate finding
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	19159d2b-48ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/25/2017: CDA received. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	2b32a618-ecca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	DU and final application reflect vested interest in a retirement fund. Two months' statement and conditions of withdrawal not provided.		11/21/2017: Invalid finding - Only $XXX,XXX.XX funds needed to be verified. Required amount was verified without needing the retirement account
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300665252	52943c45-1bd2-48cb-a876-f63a70358b64	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
11/15/2017: This finding is deemed non-material and rated a B
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 0%, loan qualified with CLTV of 52.15%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.54%.; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.20 months reserves

300555086	c8ea55f7-f0bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017- FEMA report cleared			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	0578f9e7-d6c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Funding CD is missing from the loan file. No Cure - Missing document not provided.		11/17/2017: Invalid Finding. CD dated X/XX/XXXX is the final			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	9d224655-94c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE's are missing for both Borrowers.		11/17/2017: Cleared. VOE obtained.			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	fe111b47-c628-492c-b4f2-b27ab6d1241d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.		12/1/2017: Received correct form			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	b4d6e63a-92c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE's are missing for both Borrowers.		11/17/2017: Cleared Post Close. Doc Received			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	2f09731f-d7c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																11/07/2017: Finding deemed non-material and rated a B			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	cd42b12c-dc49-4d29-9161-f5d65848c310	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/07/2017: Finding deemed non-material and rated a B			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300555086	07e9aa90-90c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared – CDA Received			DTI is lower than guideline maximum DTI is lower than maximum; Years in Field 16 Years in Field; Full Documentation Loan is fully documented
300665215	68165217-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		11/18/2017: Cleared. Received title			Years in Field The Borrower has 15 years in the field.
300665215	bec45593-a7cc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
																11/18/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded B for all agencies			Years in Field The Borrower has 15 years in the field.
300665215	a4327377-3d0e-4dd6-9b6a-122fc8fb25a9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	0c299ceb-5b19-43c0-b8df-b8c945972598	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	f1a5e642-31c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/22/2017: Cleared. CDA received.			Years in Field The Borrower has 15 years in the field.
300665215	8e9cdafe-b1c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Guidelines may require a signed gift letter specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.
																11/25/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	b7557be0-2f6b-4df7-b8ef-89ee605e73d6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																11/08/2017: This finding is deemed material and rated a B			Years in Field The Borrower has 15 years in the field.
300665215	0fb26660-be00-403e-9784-0d3ec26bb315	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		11/08/2017: This finding is deemed non-material and rated a B			Years in Field The Borrower has 15 years in the field.
300665215	cfe17924-f323-489c-9db3-2a8176d9d966	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	c8c82214-39f4-4426-8739-3bf92f6d0f42	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE's dated XX/XX/XXXX and XX/XX/XXXX are missing.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	1f38257a-a7cc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation
Guidelines may require a signed gift letter specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.
																11/25/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	0658494b-38c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		11/18/2017: Cleared. Received appraisal			Years in Field The Borrower has 15 years in the field.
300665215	8580b7ac-3bc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	The Borrowers' income must be documented with a W-2 from the prior year, or by a standard Verification of Employment (1005) to fulfill guidelines.		11/25/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	78556c89-3dc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	8d1603c4-b061-40d2-916f-5c88377847bb	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/18/2017: This finding is not material. Loan will be graded B for all agencies			Years in Field The Borrower has 15 years in the field.
300665215	1fdc4fb9-f08a-43c2-9398-31c663ec19bd	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		11/25/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	6c966035-bc4b-40a6-b6f0-6671faf5c489	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	5be97d8b-f410-4a63-9df5-8aa3b78d3e6b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	35571a7b-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements. The loan file is missing 2 months’ bank statement for the Savings Account ending in XXXX.		11/22/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665215	b1842de6-9fc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		11/18/2017: Cleared. Missing document provided.			Years in Field The Borrower has 15 years in the field.
300665202	f46bfa6c-a0c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Loan is missing evidence of property #X listed on REO.		11/21/2017: Cleared. Received taxes
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	f85917e6-a0c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee, and Termite Repair/Report in section H of the final CD does not reflect the name of the payee.		11/20/2017: Post Consummation provides a cure. Loan will be graded B for all agencies11/17/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	3fd2dfa9-496b-4304-a7d7-f425a8ca95c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing evidence of property taxes on REO property #X listed on 1003.		11/21/2017: Cleared. Received taxes
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	03e75c2b-21bf-4e4b-9936-decfdeff5583	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.		11/8/2017: This finding is deemed non-material with a B grading.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	cb4a4fa1-8bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close		11/27/2017: Cleared. Received evidence of funds wired which matches final settlement statement
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	4fb92559-b156-4ef6-b93e-75fa55a39a32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Examination Fee and Title – Tracking Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service providers should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
11/8/2017: This finding is deemed non-material with a B grading.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	1f9e67cc-1972-45ef-bc0f-6612fb5d5e4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/8/2017: This finding is deemed non-material with a B grading.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	99d27b91-8bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report is missing from the file.		11/17/2017: CDA received. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	77a785b0-8bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from property #X on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.
11/27/2017: Cleared.  Received evidence of funds wired which matches final settlement statement11/25/2017: Final settlement statement received, however it is not signed by the borrower or certified by the title company11/21/2017: Received settlement statement however it states "Estimate"

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	362e9d73-8cc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
Zero months < 6 months required, per lender.  Assets verified of $XXX,XXX.XX, minus cash to close of $XXX,XXX.XX = -$XXX,XXX.XX for reserves which is not sufficient for the subject and additional financed properties.
11/27/2017: Cleared. Received evidence of funds wired which matches final settlement statement
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665202	fe532988-f2c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years Self Employed Borrower has 5 years Self Employed

300665198	9ca372e6-1fc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated XX/XX/XXXX which is greater than 10 days prior to note date.		11/21/2017: Cleared. Received VVOE
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	7c4afea7-52c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home Warranty in section H of the final Closing Disclosure is missing the name of the service provider. Additionally, the final Closing Disclosure reflects a specific seller credit for Owner’s Title Policy in Section L vs. the Seller-Paid column in Section H.
11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	f9e34e71-1ec4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: CDA received. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	dfb32305-94c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	Final Settlement Statement or Closing Disclosure from departing residence evidencing liens paid was not provided. Additional conditions may apply upon receipt.
12/05/2017: Cleared.  Settlement statement along with proof of wire deposited into borrower's account provided.11/20/2017: Received final settlement statement, however it is not signed by the borrower or certified by the title company

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	2afd9387-1ec4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title – Notary Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All title service fees should be listed in section C of the CD. Additionally, the Title – Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider. Lastly, a Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/9/5017: Non-material per SFIG guidance. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	e8df47d3-51c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AE. The flood insurance declaration is missing from the loan file.		11/21/2017: Cleared. Received flood policy
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665198	22860cf2-5b59-494c-9bc2-7baec31b501a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the fields titled Closing Date and Disbursement Date. Cure provided on post consummation CD.		11/9//2017: Post Consummation provides a cure. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121.9 months reserves

300665197	17d80808-13c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/16/2017: Cleared. CDA received.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	f520a946-dc94-43aa-9232-b04326fb51fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/20/2017: This finding is not material. Loan will be graded B for all agencies			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	94161d19-dac4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																11/08/2017: Finding deemed non-material and rated a B			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	c61508d1-edb6-4708-b6e7-78e497c881a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.		11/16/2017: Invalid finding - no new monies			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	ac533cb7-9bc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated X/X/XXXX.		11/20/2017: Cleared. Missing document provided.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	ebe4e457-0a79-412a-8a2a-ee0e913f1e7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		11/08/2017: Finding deemed non-material and rated a B.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	7ba7873c-acb6-4749-9aa2-f11b91591bbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/20/2017: Cleared. Missing document provided.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	42f49635-810c-48cb-8ff9-17ffc7f78bc7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.		11/20/2017: Cleared. Missing document provided.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300665197	b28f0557-9fc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
5.60 mos < 6.00 mos required, per lender.  Assets verified of $XX,XXX.XX, minus cash to close of $X,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the $XX,XXX.XX required for 6 months reserves for the subject
																11/28/2017: Cleared. Missing document provided.			FICO is higher than guideline minimum 743 FICO > 720 FICO; No Mortgage Lates 3 mortgages - not late in last 12 months; CLTV is lower than guideline maximum CLTV 74.46 < 90% CLTV
300624625	2fb3c78a-43a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/02/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years on Job Borrower has 12 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 43 months payment history with no late payments reported

300624625	3367c041-51a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		10/05/2017: Received final Settlement Statement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years on Job Borrower has 12 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 43 months payment history with no late payments reported

300470845	6c78eba3-c4c4-4053-9fa3-fc348c037454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Notary fee and Title - Sub Escrow fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provided corrected CD and LOE to the borrower.
08/28/2017: The corrected CD's are attached.Rebuttal: These are seller’s fees paid by the seller and not borrower fees paid by the seller.
08/28/2017: Audit review of revised CD reflects Sections B Seller fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  07/25/2017:  Per Compliance, regardless of the Payor, the fees should be disclosed on the Borrow CD in the appropriate section.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300470845	25889d73-4766-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	571 - Appraisal Missing	An appraisal was not provided in the file.		07/11/2017: CDA provided
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300470845	64932d59-6a66-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Maintenance in section F of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and letter of explanation to the borrower.	The HOA Maintenance is actually rent paid to borrower—it is now correctly reflected on revised CD in the summaries of transactions. Please see the attached corrected CD's	07/25/2017: Received explanation letter and post consummation CD correcting Section F and summaries of transactions. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300470845	0db41bc4-7b87-41dd-8958-5c86132b2b73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the  flood insurance the actual amount of $XXX.XX   Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
07/29/2017: The appraisal was upload separate from the image file but on the same date: 7/5. The system shows that you received it.
07/29/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 07/25/2017:  Received explanation letter and post consummation CD reflecting Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month.  However, based on the figures in Sections F & G, the figures are Taxes $XXXX.XX, Insurance $XXX.XX, Flood $XXX.XX = $XXXX.XX + HOA dues $XXX = total $XXXX.XX.  The appraisal has not been provided, verification of HOA dues not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300470845	300b4f86-7166-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
The employment verification provided for the borrower is incomplete.  The verbal verification completed by the lender is missing the start date for the borrower's previous employer and a 2 year employment history was not documented.  Additional conditions may apply.
07/27/2017: The letter of explanation from the borrower is attached.
07/27/2017: Audit reviewed VVOE for Borrower's previous job, and has determined that the start date was provided. The borrower provided a LOE for XXX XXXX XXX which is deemed acceptable. QM requirement for gap letter was met. A two year employment history was documented. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300470845	7f4faac1-7066-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  The borrower's previous employment ended XX/XX/XXXX and his new job started on XX/XX/XXXX which is more than a XX day job gap with no explanation from the borrower.

07/27/2017: Audit reviewed VVOE for Borrower's previous job, and has determined that the start date was provided. The borrower provided a LOE for XXX XXXX XXX which is deemed acceptable. QM requirement for gap letter was met. A two year employment history was documented. Condition cleared. 07/20/2017:  Received VVOE for Borrower's previous job, dated XX/XX/XXXX - XX/XX/XXXX.  Per documentation in file, start date at current job is XX/XX/XXXX.  Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Missing gap letter. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746

300499641	e35dca59-aa6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The file is missing the rate lock agreement.	08/03/2017: An LE Changed Circumstance with Lock Date	08/03/2017: Audit review of evidence of Rate Lock date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300499641	9c77b4f2-cc7c-4cb1-9c86-127aa2b7733f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		07/19/2017: This finding is not material. Loan will be graded a B for all agencies.
 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300499641	66f3803c-66c7-44bc-adfd-0ab70ac547a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not found in the file.		07/19/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300499641	ef9c783f-a96c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #X on the final application is free & clear not provided which is required for the loan to be classified as a Qualified Mortgage.
08/02/2017:  The property profile report is not a requirement in the product guidelines nor was it one of the additional requirements listed by Client. The request is beyond industry standards / norms for verification of paid off mortgages07/27/2017: Rebuttal: Using the credit report as verification that a property does not have a mortgage and is owned free and clear during the underwriting review is acceptable. The credit report for this loan did (does) not show any additional mortgage accounts open beyond the three listed on the 1003.

08/07/2017: Audit reviewed the Fraud Report, and has determined that no open mortgages were reflected on said report for REO #X listed on XXXX. Condition cleared. 08/02/2017:  Pending Client exception review XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that the credit report is not a valid indication of a property being free and clear. There could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgages recorded on the property. Condition remains.

 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300499641	c919972d-a96c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of taxes for REO property #3 on the final application not provided which is required for the loan to be classified as a Qualified Mortgage.	07/27/2017: Tax record for REO is attached.	07/27/2017: Audit reviewed county tax record for REO #3 on final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300499641	13b89a6d-e794-4505-8c0e-8e5f2819f7fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The Written List of Service Providers was not found in the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 10 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105 months reserves

300602287	719502f9-d98d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA from XXXXX XXX XXXX, not provided in file.		9/1/2017:CDA provided reflecting reconciled value of $X,XXX,XXX.XX at 0% variance is deemed acceptable. Condition cleared.
300616332	6a0ae608-dca2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	File is missing an explanation for gap of employment from prior employer to current employer of over 30 days.	10/11/2017: Please see attached letter of explanation per employment
10/11/2017: Audit reviewed the Employment History and Training document executed by the borrower, and has determined that the gap explanation submitted is deemed acceptable. Borrower attended an on-line class to add to his skill set. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years on Job Borrower has 26 years on job

300612670	379fef56-9ea7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing K-1 for tax year XXXX, XXXX.
10/13/2017: This loan will not have K-1’s for XXXX & XXXX. The borrower filed a 1120 and not a 1120s during those years. K-1’s would not have been required do to the fact that the borrower’s company was a Full Corporation. For XXXX, the borrower changed to a 1120s and will have K-1’s going forward.

10/13/2017: Audit concurs with the Lender rebuttal, and has determined that the XXXX/XXXX 1120 Corporation Tax Returns were filed NOT 1120S. A C Corporation (1120) files a standalone tax return and pays taxes at the corporate level. Losses maybe carried forward and backward. The S Corporation (1120S) files a tax return but the profit and loss passes through via Form 1120S K-1 to the individual income tax return. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  47.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300612670	97d666cd-9ad9-4ae5-b0a9-7735f2e86991	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated (XX/XX/XXXX) reflects a lender credit in the amount of ($X,XXX_). The lender credit decreased to ($X,XXX) on the CD dated (XX/XX/XXXX) with no indication of a valid COC to account for the ($XXX) decrease in the credit.
10/02/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  47.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300612670	56f44d41-9ea7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock agreement	See Rate Lock documentation on pg. 87 of the PDF loan file
10/05/2017:  Audit reviewed Lender's rebuttal and agrees.  Rate lock is in the original loan file.  Condition rescinded.10/04/2017:  Audit reviewed Lender's rebuttal and disagrees.  Page 87 is the appraisal, not the rate lock agreement.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  47.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300612670	3ee5512b-9ea7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing the CDA report addressed to the correct client.		10/04/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  47.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300613745	9f6181d5-e0aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	A second appraisal for the subject property was not provided as required for a rate and term refinance with a loan amount > $X,XXX,XXX.XX per guides.	See attached Appraisal. The 2nd appraisal for some reason didn't come across on the initial upload	10/11/2017: Received satisfactory appraisal. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 12 months reserves; loan qualified with 79.90 months; DTI is lower than guideline maximum UW guides allow maximum DTI of 43% loan quaified with DTI of 17.91%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified wtih FICO of 761

300633719	c3240b41-ef7c-43c8-8fea-805db7348184	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9
The Notice of Right of Rescission was provided on form H-8.  Same lender refinance requires form H-9.  Based on the rulings in the XXXXX, XXXXXX, XXXXX and XXXXXXXX Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9.Subject property is in the XXX Circuit Court.

The 1st sentence of the H-9 form shows “You are entering into a new transaction to increase the amount of credit previously provided to you.” The loan amount of this loan did not increase the amount of credit previously provided. The original loan amount of loan being refi’d was $XXX,XXX.XX and the new loan amount is $XXX,XXX.XX. Since the amount of credit did not increase, form H-9 cannot be used.
10/24/2017: Audit reviewed Lender's rebuttal and original loan file and agrees. There is no new money. Form H-8 is acceptable. Condition rescinded.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualifed with 87.10 reserves; DTI is lower than guideline maximum UW guides allows max DTI of 43%, loan qualified with DTI of 23.46%; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaifed with FICO of 790

300633719	7dc8349e-f7b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is located in a FEMA declared disaster area, a post disaster inspection was not provided.		10/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualifed with 87.10 reserves; DTI is lower than guideline maximum UW guides allows max DTI of 43%, loan qualified with DTI of 23.46%; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaifed with FICO of 790

300633719	00858227-62b3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Appraisal not provided.		10/20/2017: Received satisfactory appraisal. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualifed with 87.10 reserves; DTI is lower than guideline maximum UW guides allows max DTI of 43%, loan qualified with DTI of 23.46%; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaifed with FICO of 790

300558619	56b7d738-f8e9-4ad2-aafa-2f84c11d1ce6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX.  These fees are in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
08/14/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300558619	08114d5a-0716-4d45-9134-536f4287ee09	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided within 3 days of the loan application date.
08/16/2017:  Upon further review, loan will be rated a B.  Condition cleared.08/16/2017:  Received acknowledgement of receipt of Homeownership Counseling Notice which was provided in the original loan file.  For application dates on or after XX/XX/XXXX the lender must have at least provided a link to the agencies. However, for application dates on or after XX/XX/XXXX, the lender must have provided a list of agencies.  Link was provided but since application date is after XX/XX/XXXX the list is required.  Condition remains.

 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300558619	1ef3cc2e-ce7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing appraisal
Missing drive by appraisal for the departing property to use rental income. Per lender's guidelines, when a borrower vacates a principal residence in favor of another principal residence, the rental income, reduced by the appropriate vacancy factor, may be considered in the underwriting analysis provided the borrower has XX% equity in the departing residence as evidenced by a full or drive-by appraisal dated within 6 months. Evidence that the security deposit or the first month’s rent as reflected on the lease agreement was received and deposited by the borrower is required. Please provide a full or drive by appraisal on the departing property showing evidence of XX% equity. Additional conditions may apply.
															Departing Residence & Lease Agreement/Security Deposit Receipt (already in file)	08/16/2017: Audit reviewed Lender's rebuttal and agrees. Appraisal verifying > XX0% equity in departing residence was provided in original loan file, page XXX. Condition rescinded.
 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300558619	b2e2a902-2a81-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Employment
Per lender's guidelines, verification of self-employment not more than 30 days prior to the note date by a third party such as a CPA, regulatory agency or licensing bureau is required.  The 3rd party verification provided in the loan file was not dated.
															Nursing License Search (already in file)	08/16/2017: Received license verification dated within 30 days prior to closing. Note: license in original loan file does not reflect date pulled. Condition cleared.
 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300558619	6770e76c-3020-43bb-ad5e-53c1df64404a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Affiliated Business Disclosure dated within 3 business days of application date.		08/16/2017: Affiliated Business, dated at closing, provided in original loan file. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300558619	889fe1f9-2a81-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard policy effective date of XX/XX/XXXX, is after the disbursement date of xx/xx/xxxx. Provided hazard policy effective on or prior to disbursement date.		08/16/2017: Received evidence of hazard insurance dated the closing date. Condition cleared.
 Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifes with 66.40 months reserves. ; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with 784 FICO. ; No Mortgage Lates UW Guidelines require most recent 24 months 0x30 , loan qualifies with 99 months 0x30 reporting on the credit report.

300612673	924eb972-da9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Company Name and/or Identifier Number on application does not match NMLS result	The Origination Company Name and Identifier Number on final application does not match NMLS result.
09/25/2017:  Reviewed document provided and initial & final applications.  Condition cleared.09/21/2017:  spoke with DM and email in file - XXXXXX XXXXXXX /XXXXXXXX XXXXXX XXXXXXXX are XXXXX and NMLS on final 1003 is XXXXXX.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779

300612673	afabce39-479e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.		09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779

300612673	4d149d1f-479e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779

300612673	b1a85c4e-fd81-4412-bea9-8fbc2afd5db5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/27/2017: Received attestation stating Borrower was not charged a credit report fee. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779

300612673	8d5f99ca-dd9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 1st lien note	The 1st lien note is missing page 3.
09/27/2017:  Upon further review, page 3 was provided in the original loan file.  Condition rescinded.09/25/2017:  Document provided is not acceptable.  A copy of page 3 of the note is required.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779

300646579	a84a52fd-4075-4ab1-bd76-651b2477ef6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated X/XX/XXXX does not list the name of the government entity assessing the tax. No Cure.		10/12/2017:This finding is deemed non material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  42.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%

300646579	aeba5b54-88af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
Missing copy of the title for $XXX,XXX ; Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy
															10/16/2017: Closing Instructions fully executed by the Title agent confirming the Loan Amount as $XXX,XXX.	10/16/2017: Audit reviewed executed Title Closing instructions, and has determined that the documentation submitted reflects the correct loan amount for the Final Title Policy. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  42.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%

300646579	d8685487-3a2b-4ea9-8a92-32f7ea83a594	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX (f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/12/2017:This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  42.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.89%

300506128	4dc95312-4827-4b1d-a4ab-dacabea0f5c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Flood insurance is not escrowed per final Closing Disclosure, however is required to be escrowed post XX/XX/XXXX.	08/04/2017: Flood Insurance Escrowed
08/04/2017: Audit reviewed notification of new payment including the monthly Flood Insurance escrow amount, and has determined that sufficient evidence was provided to verify Flood Insurance is being escrowed. Loan will be rated a Fitch B.

300506128	7ca849d6-9075-4b83-b739-0df6a015823b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender did not include the flood insurance of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Post Consummation CD. Flood insurance was included in the calculation but labeled as other and has now been revised.
08/02/2017:  Received explanation letter and corrected post consummation CD.  Condition cleared. XX/XX/XXXX:  Received explanation letter and revised CD which is incorrect.  Section F has property taxes for 1 month paid to an insurance company.  Flood insurance has premium for 6 months paid to the county.  Please correct payees and # of months for each entry.  Condition remains. XX/XX/XXXX:  Received explanation letter & post closing CD. Estimated taxes, insurance & assessments has been corrected.  However, Section F property taxes reflects 1 month.  Per title commitment it is 6 months.  Please provide revised CD and explanation letter.  Condition remains.

300506128	10052687-150b-4752-89c3-a9d07bff5f09	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and Broker.
Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Client. which includes service providers that are affiliated to brokers and non-delegated correspondents.
07/17/2017: Received attestation no affiliates. Condition cleared.XX/XX/XXXX: Received attestation no affiliates for Broker. Pending management review for Lender's attestation. Condition remains.
300506128	101d694d-be62-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F and Section H of CD does not list Payee for all fees.		07/17/2017: Received explanation letter & post closing CD. Payees have been added to Section F & Section H. Condition cleared. Loan will be rated a B.
300506128	5f5eaac4-3281-46f9-b426-f5f568bc219d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		07/17/2017: Received explanation letter & post closing CD. Payee has been added to Section E. Condition cleared. Loan will be rated a B.
300506017	553a2ff5-2aee-44e5-addd-53ddf261102b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/17/2017: Received attestations no affiliates. Condition cleared.
300506017	6ccceafe-d381-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F is missing the payee name for Homeowner's Insurance and the government entity payee names for Property Taxes and County Property Taxes.  Provide a letter of explanation to the borrower along with proof of delivery.
08/17/2017: Received explanation letter and post consummation correcting Section F. Proof of delivery not required. Condition cleared. Loan will be rated a B.
300506017	8f71ff17-749e-4c91-a5cd-05d2025bbde5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XX% under-disclosed. Provide corrected CD and LOE to the Borrower.		08/17/2017: Received explanation letter and post consummation. TIP matches. Condition cleared.
300506017	44285fb8-b2ee-4ee0-bdd9-ed85b3d29646	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit; however, the LE is based on a $XXX,XXX Loan amount vs the Final CD Loan amount of $XXX,XXX.  No Cure
08/17/2017: Received change in circumstance fort rate lock extension. Condition cleared.
300565186	8797c6d5-15e7-4c12-b7bf-fb0d04b767ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.
07/31/2017: Lender does not permit the use of other affiliated settlement service providers on loans that will be sold to Investor, which includes service providers that are affiliated to brokers and non-delegated correspondents.

07/31/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. The Lender, as of 03/01/2017, no longer has any affiliates. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300565186	a1ee1191-3c72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner’s Insurance Premium in section F is missing the payee and the Property Taxes in section F of the final Closing Disclosure is missing the government entity assessing the tax. In addition, the Miscellaneous Seller Payout and Natural Hazard Disclosure in Section H of final Closing Disclosure are missing the payees. Provide corrected CD and letter of explanation to the Borrower.
07/31/2017: Post Consummation CD
07/31/2017: Audit review of revised CD includes payee to all fees in Sections F and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300565186	3e77ea8e-8571-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		07/27/2017: CDA provided reflecting a value of $XXX,XXX. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300565186	44c66aab-3359-4716-b158-43d8ba0acd07	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax (County Tax Stamp) listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.
07/31/2017: Post Consummation CD
07/31/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300565186	c850e69a-2ca0-4639-9a28-05db9ae9b2c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated within 3 days of closing; when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. The loan file contains a tracking disclosure however; it does not reflect the name of the document sent to the borrowers.
07/31/2017: Initial CD and proof of receipt
07/31/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300565186	ae3fea19-3b72-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	1065 Partnership tax returns provided are not signed. Signed 1065 tax returns required.	08/02/2017: Signed 1065	08/02/2017: Audit reviewed executed XXXX/XXXX 1065 Partnership Returns, and has determined that the documentation submitted is dated PRIOR to consummation and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.50 months reserves

300588081	43688af1-8a82-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/18/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300588081	faad3ef4-c482-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Title	Missing copy of the prelim title for $XXX,XXX		08/18/2017: Finding is not valid. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300588081	4db26c60-8b82-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee.  The Property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax.  Additionally, the Home Warranty Fee and the Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the payees. Issue
8/16/2017: Breaches are deemed non-material. The loan will be rated a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300588081	345ffac2-ad22-445a-8c22-73386117b6cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS ID of the Mortgage Broker is missing. Provide re-disclosed CD and letter of explanation.		08/18/2017: Received explanation letter and post consummation CD reflecting Broker's NMLS #. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300588081	16aa85a9-c082-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in Section E of the final Closing Disclosure is missing the government entity assessing the tax.		8/16/2017: Breaches are deemed non-material. The loan will be rated a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300588081	bec73f64-c482-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application or attestation property not subject to HOA.		08/18/2017: Finding is not valid. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.80 months reserves; Years in Field Borrower has 17 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775

300590904	aab190c8-3a77-4637-99b4-6cc18ee52366	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing evidence the Affiliated Business Disclosure for both the Broker and Lender were provided to the Borrower within 3 days of application.		08/11/2017: This finding is not material. Loan will be graded a B for all agencies.
300590904	9370b332-fcd5-4436-a4f4-0028460cbb49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs as $XX,XXX and Cash to Close as $XXX,XXX.
08/11/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
300590904	8f85f5a5-f985-4f0b-8833-a8d4c0b66f15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an under-disclosure of $XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower.
08/15/2017: Please provide total of payments calculation. We are using total principal ($XXX,XXX) plus total interest ($XXX,XXX.XX) plus total loan costs ($XX,XXX.XX) plus prepaid interest ($X,XXX.00) to get the total of payments of $XXX,XXX.XX.
08/15/2017: Audit re-analyzed the final CD, and has determined that no TOP violation was discovered. Condition rescinded.
300590904	3e20d5d0-b77e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Cure provided on post consummation CD.		08/11/2017: Post Consummation provides a cure. Loan will be graded a B for all agencies.
300590904	040dc4df-b77e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not disclose a payee for Property Taxes and Homeowner's Insurance, which were prepaid in Section F. Cure provided on post consummation CD.		08/11/2017: Post Consummation provides a cure. Loan will be graded a B for all agencies.
300590904	1e6ed99b-47a6-4ff4-8536-a6fada6115d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects the Survey Fee in Section H; however, this service was required for the transaction; therefore, should be disclosed in Section C.		08/11/2017: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
300590904	68b1c062-ab57-4c97-b80f-c0b303386677	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Lien Search is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All Title fees should be listed in section C of the CD. Cure provided on post consummation CD.
08/11/2017: Post Consummation provides a cure. Loan will be graded a B for all agencies.
300567870	b87d0e1b-1b7e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp and County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
08/10/2017: Post closing CD dated X/X/XXXX reflects government entity for City Tax Stamp and County Tax Stamp.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.12months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field Borrower has 20 years in Field

300567870	7d72ce3a-ec7e-4203-b0f9-b529dd28e162	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business Disclosure.		08/10/2017: This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.12months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field Borrower has 20 years in Field

300567870	fe782e49-31e1-4e58-b2b1-da5c19c165c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing evidence the borrower was provided the Home Loan Toolkit within 3 days of application.		08/10/2017: This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.12months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field Borrower has 20 years in Field

300602076	38e9373d-a1be-401b-96bb-a0e700b42c08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX with no resulting COC for any subsequent disclosures.  The funding CD reflects a Credit Report fee of XXX.XX resulting in a $X.XX refund due for cure.
09/12/2017: A RESPA Credit Report charge cure of $X.XX on the funding CD in a wet state. The loan will be rated a B for all agencies.
300602076	280f9203-17af-40e5-9ef9-72d2c2d20a92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed Qualified Mortgage threshold.  $XX,XXX.XX > $XX,XXX.XX, the maximum Points and fees permitted.  When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/28/2017: Compliance calculations XX/XX/XXXX: Rate Sheet XX/XX/XXXX: The note rate at par is X.XXX% see compliance ease and PCCD
10/02/2017: Audit consulted with Compliance, and has determined that these discount points may be classified as bona fide. Condition cleared. XX/XX/: Escalated to Compliance for review of Lender calculations. XX/XX/XXXX:  Per Compliance, please have the compliance department for the lender provide the specific calculation for how they are determining bona fide status based on the rate sheet and how the X.XXX is being referenced as the undiscounted rate.  XX/XX/XXXX:  Pending Compliance review XX/XX/XXXX: Audit reviewed the rate sheet provided, and has determined that it appears, as with the LTV/FICO/Property type/etc., there is an add on due to it being a brokered loan. Missing evidence of that add on. Based on the pricing sheet, a X% rate should yield a (.XXX) rebate vs X% at X.XXX points. Condition remains. XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that evidence via Price Sheet, Price adjusters and Broker Paid Compensation are required to determine if points are Bona Fide. There is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.

300631617	214fafab-f059-4919-9fae-dc14a92a2fa4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
10/17/2017: Received explanation letter and post consummation CD reflecting estimated taxes, insurance and assessments of $XXXX.XX. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	e5ef7b19-61df-4c8d-af89-d9799beedb81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/17/2017: Received explanation letter and post consummation CD reflecting credit report fee. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	4ab05b25-7db0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing Balance Sheet for borrower's Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
10/17/2017: Audit reviewed original loan file. Borrower's previous employment was 1099/Schedule C. No income used in qualifying. A P&L Statement and Balance Sheet is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	3d426470-7ab0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
Per lender guidelines the VVOE must be completed within 10 business days before the funding date for wage earners. The VVOE in file was completed on XX/XX/XXXX  therefore did not meet guideline requirement.
10/17/2017: Audit reviewed original loan file and located a VVOE dated within 10 days prior to the note date on page 590. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	ec8f0015-7db0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD Profit & Loss for borrower's Schedule C business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the YTD Profit & Loss is missing from the file.
10/17/2017: Audit reviewed original loan file. Borrower's previous employment was 1099/Schedule C. No income used in qualifying. A P&L Statement and Balance Sheet is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	ac70e97a-7572-4326-9fed-f0e0a4f6d539	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Title – Attorney Closing Fee in Section B and with no resulting CoC for any subsequent disclosures. The final CD reflects a Title – Attorney Closing Fee of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

The Title - Attorney Closing Fee was disclosed on the Loan Estimate. Since the provider that was disclosed on the SSPL was utilized, the fee goes into section B of the Closing Disclosure as the borrower did not shop for said fee. The fee would be considered as a XX% tolerance item, and there is no cure necessary since it was disclosed within the appropriate tolerance.
10/17/2017: Audit reviewed Lender's rebuttal and agrees. No violation. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	2c2d02fb-7db0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XXX/XX/XXXX reflects recording fees of $X,XXX.XX ($X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $X,XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

The fees subject to XX% tolerance in this instance are the Title - Attorney Closing Fee (since borrower did not shop for this service) and Recording Fee. The disclosed amounts for these fees are $XXXX and $XXXX, respectively. As such, XX% increase allowance would be $XXXX x X.X = $XXXX. Since the sum of these fees ended up being $XXXX on the Final CD, the tolerance for XX% tolerance items would be $XX. This amount was cured at the time of closing/funding.
10/18/2017: Per compliance, agree with Lender's rebuttal. Condition rescinded.XX/XX/XXXX: Pending Compliance review
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300631617	2849b42b-7cb0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Tax Stamps listed in section E of the final Closing Disclosure does not list the name of the government entities assessing the tax. The Property Taxes reflected in Section F of the final CD is missing the government entity. The Homeowner's Insurance in Section F of the final CD is missing the payee.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; Years in Field Borrower has 20 years in Field

300627944	7384c1b7-5090-4712-b09b-e1b76ffab63b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/25/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
300627944	096ecfe5-d69e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300627944	18eea7a5-d99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XX.XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XX.XX Credit Report Fee resulting in a $X.XX refund due for cure.
09/21/2017: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300627944	ba1fe1d5-e99e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD was not provided in the loan file.		09/25/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
300621491	7fe2279c-52a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Prepaids in Section F on the final CD is missing the payee names for the Homeowners Insurance and Property and County Taxes.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300621491	d91cc77d-52a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.		09/29/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300621491	f7a258c9-52a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300616158	20c59fc4-c19f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaid section is missing the payee for the Homeowner's Insurance Premium.  Section B. Services Borrower Did Not Shop For reflects the Credit Report Fee paid to the broker vs. the actual payee.  Section H. Other is missing the payee for Miscellaneous Seller Payout.
09/21/2017: This finding is deemed non-material with a B grading.
300616158	cdce3bcf-c19f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp and State Tax Stamp tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
09/21/2017: This finding is deemed non-material with a B grading.
300624373	acc82624-c09c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.		09/20/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300624373	d6607d3d-c09c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The prepaids in Section F on the final CD for the hazard insurance and property taxes is missing the payee name.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300624373	bce749ca-719d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Incorrect disclosure of Origination Charges - Section A : The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300624373	9883e275-c09c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate corresponding to the CoC dated XX/XX/XXXX was not provided.	09/25/2017: 8-23 LE DocumentationThe last disclosed LE in file is the one dared X/XX. The Initial CD was used to disclose the removal of impounds and the new loan amount from $XXX,XXX to $XXX,XXX.
09/25/2017: Audit reviewed LE dated XX/XX/XXXX and Rate Lock Confirmation with product change, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/20/2017:  The only LE provided in the original loan file is dated 08/18/2017:  Please provide X/XX LE and change in circumstance if applicable.  Condition remains.

300624373	df635006-d28d-40a5-afb5-91f4bbfbc6c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Title-Sub-Escrow fee and there is no resulting CoC for any subsequent disclosures. The initial and final CD reflects a Title-Sub-Escrow Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

09/27/2017: PCCD and Final Settlement Statement. No cure needed as the final fees are not out of tolerance.09/25/2017: X-XX LE DocumentationThe Sub-Escrow fee was part of the 10% cumulative tolerance bucket, therefore no cure is necessary as the total "10% items" did not increase by more than 10%. Please kindly waive this condition.

09/27/2017: Audit reviewed Post Funding Closing Disclosure, and has determined that documentation submitted does NOT violates the 10% tolerance rule. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  09/25/2017: Audit reviewed Loan Estimate dated XX/XX/XXXX compared to Final Closing Disclosure, and has determined that LE fees (Section C and E) are $X,XXX plus 10% equals $X,XXX.XX. Final CD (section B and E) fees are $X,XXX for a refund of $X.XX to borrower. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.  09/20/2017:  Unable to clear condition without receipt of X/XX LE for comparison.  Condition remains.

300630809	0fa31200-aba7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XX and on the final CA as $XXX, exceeding the allowable 10% tolerance cure of $XX is required.  No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the borrower.
10/06/2017: PCCD (e-disclosed to borrower) and Final Settlement Statement showing final recording fee ending up being $XX, so no tolerance breach.
10/06/2017: Audit reviewed the Post Funding CD, as well as the Borrower's Final Settlement Statement (both match), and has determined that the subject property is in a Dry state, therefore the Post Funding CD is an accurate documentation of final fees. Print screen provided verifies that borrower viewed and acknowledged said CD. No violation was found. Loan will be rated a B.

300630809	d74f4030-96a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowners Insurance fees in section F of the final CD is missing the payee and the Property taxes fees are missing the name of the government entity accessing the tax.  Provide corrected CD and LOE to borrower.
Non-material per SFIG guidance, loan will be graded B for all agencies
300630809	f23272be-87a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10/5/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.
300639788	4b4a3fd4-78ae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception 2
The Cash to Close on the CCTC table on page 3 of the post consummation CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE.  Defect can be cured 60 days from discovery.
10/12/2017: Received final LE. Calculating cash to close matches. Condition cleared.
300639788	2e2412e8-4f30-4756-8d5e-1e499bafbf97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The post consummation Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

10/12/2017:  Received explanation letter and post consummation CD correcting Finance Charge.  Condition cleared.  Loan will be rated a B.10/12/2017:  Audit recalculated finance charges and disagrees.  PCCD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX, a difference of $XXX.XX.  Included fees: Discount $X,XXX.XX, loan tie in $XXX.XX, loan origination $X,XXX.XX, recording services $XX, prepaid interest <$XXX.XX> = $X,XXX.XX.  The Title – recording services fee of $XX is a finance charge per Compliance.  Condition remains.

300639788	06db86f2-20ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with refund to borrower of $XXX.XX for total cash to close of $XXX,XXX.XX versus the Final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.
10/11/2017: Received explanation letter and post consummation CD. Cash to close matches Settlement Statement. Condition cleared. Loan will be rated a B.
300639788	92ae5c66-20ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure is missing the government entity assessing the tax.  Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the payee.
10/09/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300639788	daea05f6-f5ac-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		10/09/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300642544	e485f170-706b-4240-a09c-ee5172da675d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		10/16/2017 - This finding is deemed non-material and rated a B
300642544	d4554a0a-92db-4d3b-a871-e9373e7679f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided within 3 business days of application date.		10/16/2017 - This finding is deemed non-material and rated a B
300646013	35d90465-25ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX, XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
10/18/2017: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	3551a0be-3557-4bd3-8ed1-0ee9a3eea034	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
10/12/2017: Received initial closing disclosure and disclosure tracking summary. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	6a5e5113-22ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for the initial and Final CD dated as the Discount points increased from $X to $X,XXX.XX. The loan was locked on XX/XX/XXXX and was not disclosed to the borrower within 3 days. No Cure - Missing Doc Not Provided.
10/12/2017: Received change in circumstance and LE within 3 days. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	c9ab5ad3-f8ac-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes and Homeowner's Insurance Premium in section F of the final Closing Disclosure are missing the payee entity.		10/09/2017: Finding deemed non-material and will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	afafa889-20ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Borrower Schedule E for XXXX & XXXX show a rental property. The property was not disclosed on the 1003. Borrower to provide documented evidence that either the property has been sold -OR-provide complete documented evidence the property and all debts (PITA) associated to the property belong to the borrowers spouse.
10/12/2017: Evidence property on Schedule E belongs to non-borrower spouse was provided in the original loan file, page XXX. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	87ae5c66-20ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	10/18/2017: Sufficient reserves were verified to cover the taxes due
10/18/2017:  Client acknowledges exception.  Condition cleared.  Loan will be rated a B.10/18/2017:  Requested status update from Client10/12/2017:  Pending Client exception review. Transcript rejection code 10 and borrower explanation letter provided in the file.  However, missing evidence XXXX tax of $XXXX was paid.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	596ae10c-a8b0-484b-8923-db8e2ca671e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over disclosed. Provide corrected CD and LOE to the Borrower.		10/09/2017: Finding deemed non-material and will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300646013	0edc276b-23ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding closing disclosure. The consummation CD in file does not reflect the correct disbursement date.	10/13/2017: Please confirm nothing else is required for this condition. It is unclear if the condition was "rejected" in error, as the comment suggests the requirement of the condition is satisfied.
10/13/2017:  Audit re-analyzed the Final CD, as well as the Final Settlement Statement, and has determined that the final CD reflects -$XXX.XX cash to close versus the Settlement Statement with -$XXX.XX with the difference being $X.XX.  The discrepancy is due to the Discount fee of $X,XXX.XX on the CD versus $X,XXX.XX on the Settlement Statement. This has resulted in a rounding issue, however this is acceptable due to <$X variance. Loan will be rated a B.   10/12/2017:  Received final LE.  The amount of $XXXX matches. 10/12/2017:  Received explanation letter, post consummation CD reflecting cash to borrower $XXX.XX & final Settlement Statement reflecting cash to borrower of $XXX.XX.  In addition the LE column on page 3 of CD reflects cash to close of $XXXX while the LE reflects $XXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300647921	b25f2395-b4d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	A final application for the subject transaction was not provided.		11/29/2017: Received executed, final 1003. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Years on Job Borrower has 31 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 33 months payment history with no late payments reported

300647921	3b712f88-1959-4d00-8659-b42fda0a821d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		11/29/2017: Received initial Escrow Disclosure. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Years on Job Borrower has 31 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 33 months payment history with no late payments reported

300656436	ba579060-c1da-4bca-9a4f-09770782bbf5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

11/27/2017: please find attached supporting documentation to show CD was sent via delivery and viewed by the borrower on XX/XX/XX. Please find attached supporting documentation that the CD was sent on XX/XX and viewed by borrower on XX/XX via edelivery

11/27/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.11/27/2017:  Nothing attached for review.  Condition remains.

300616276	83be924e-c5b5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
10/24/2017: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported.

300590683	1f36c867-ca1c-4865-aad4-421da8189241	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	The Lender utilized an incorrect ROR form (H8) for a Same Lender Refinance.	The lender on the note for the old loan is XXXX XXXX. The lender on the note for the new loan is XXX XXXXXXX.
10/20/2017:  Per Compliance, The same lender refinance requirement comes in for and applies to situations when the same lender is reflected on the face of the note.  Received copy of original note.  H-8 is the correct form for the subject transaction. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Co-Borrower has 28 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported

300553933	86ad5bde-6baf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Borrower Attorney Fee is reflected in section B of the final Closing Disclosure. The Title - Borrower Attorney Fee is optional and  should be listed in section H of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300553933	f425d1ef-4baf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/16/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300627854	e4ab6379-87c3-4e69-9ccf-d9f983390ed6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflect an Inspection Fee of with no resulting COC for any subsequent disclosures. The Final CD reflects an Inspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/19/2017: The Final Closing Disclosure reflects a Lender Credit of $XXX.XX of which $XXX.XX credit for increase in closing costs above legal limit. Loan will be rated a B for all agencies.
300627854	c8635134-9bbc-42af-937e-21aef119f89d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/24/2017: Received evidence borrower's received initial CD. Timing requirement met. Condition cleared.
300627854	ab1ee5b5-adb5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes ere collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
10/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300500992	ed659706-c997-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															09/20/2017: A copy of the fraud report	09/20/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 Years on Job Borrower has 34.64 years on job; FICO is higher than guideline minimum U/W Guides require 720 FICO, loan qualified with 771 FICO; Reserves are higher than guideline minimum UW Guides required 24 moths resrves, loan qualified with 138 months reserves

300500992	67cbe757-c197-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.
09/13/2017: Audit consulted with management, and has determined that the subject property was not included in the fire related incident. These fire related events are reviewed on a case by case basis, and if it appears that numerous structures were impacted then further inspections will be required. Condition cleared.

 Years on Job Borrower has 34.64 years on job; FICO is higher than guideline minimum U/W Guides require 720 FICO, loan qualified with 771 FICO; Reserves are higher than guideline minimum UW Guides required 24 moths resrves, loan qualified with 138 months reserves

300500992	91084be8-e397-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is missing.	09/20/2017: The attached VOE report date and the Note date which is with in the ten business day limit	09/20/2017: Audit concurs with the Lender Rebuttal, and has determined that the VOE within the loan file is within 10 BUSINESS day of the Note date per guidelines. Condition rescinded.
 Years on Job Borrower has 34.64 years on job; FICO is higher than guideline minimum U/W Guides require 720 FICO, loan qualified with 771 FICO; Reserves are higher than guideline minimum UW Guides required 24 moths resrves, loan qualified with 138 months reserves

300488623	8d79e52c-de97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Flood Certificate	Flood Certificate in file is incomplete. It is missing flood zone.	09/13/2017: Flood Determination Certification does reflect a flood zone (x). Please see attached.	09/13/2017: Audit reviewed the Flood Certification provided, and has determined that the documentation submitted reflects Flood Zone X. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	75874157-e397-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from property #X on the final application. Additional conditions may apply.	09/13/2017: Please find attached documentation to support home sale in XXXX. the property was sold X/XX/XX.	09/13/2017: Audit reviewed evidence for REO #X, and has determined that sufficient evidence was submitted to verify property sold. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	f0565855-050c-40a4-af48-95098660ff5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender included an “other” amount of $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
09/12/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	5766618d-1497-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	09/18/2017: Please find attached disaster inspection showing no damage.	09/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	fdfef4b2-e197-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing two years w-2's. Only XXXX located in file.
10/10/2017: Please find attached XXXX XXXX/XX/XXXX: Please review attached XXXX W2 Transcript obtained via XXXX/XX/XXXX: Please find attached The Work Number verification supplying XXXX wages. this matches wages reflects on line 1 of XXXX 1040s.

10/10/2017: Audit reviewed XXXX W2, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the guidelines make no provision for the use of Wage and Income Transcripts in lieu of the actual W2s. Condition remains.09/13/2017: Audit reviewed XXX XXXX XXXXXX verification of XXXX wages, and has determined that W-2s must be complete and must be the copy provided to the employee by the employer, as per Lender Guidelines. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	49e63cdd-9400-489d-aea6-434ad7e1b20d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Home loan Toolkit was provided on X/XX/XXXX, over three days after the initial application date of XX/X/XXXX.		09/12/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	b92f0ae2-e297-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet for Schedule F Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															09/13/2017: Please find attached profit and loss and balance sheet.	09/13/2017: Audit reviewed the YTD Balance Sheet for Schedule F Business, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	5afdfbff-735f-442f-8617-84143f658ccd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was provided on X/XX/XXXX, over three days after the initial application date of XX/XX/XXXX.		09/12/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	d91c85ea-e297-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD profit and loss for Schedule F Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															09/13/2017: Please find attached profit and loss	09/13/2017: Audit reviewed the YTD Profit and Loss for Schedule F Business, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	68956cda-e097-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.
09/13/2017: Subject Property was not identified until XXX X, XXXX. Subject property is the last item required to complete an application. X/X/XX is the date to be used to determine the application date. Please see attached supporting documentation.

09/13/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence of the Application date, XX/XX/XXXX, was provided. Appraisal disclosure was provided within 3 days of application. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	95906a91-85fc-4572-96df-d57f61efb492	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX No cure.
09/13/2017: Subject Property was not identified until XXX X, XXXX. Subject property is the last item required to complete an application. X/X/XX is the date to be used to determine the application date. Please see attached supporting documentation.

09/13/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence of the Application date, XX/XX/XXXX, was provided. The initial LE was provided to the borrower within 3 days of the Application date. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300488623	6e5a8893-ce13-4a13-a62a-4cd1694a5db0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The affiliated business disclosure was provided on X/XX/XXXX, over three days after the initial application date of XX/XX/XXXX.		09/12/2017: This finding is deemed non-material with a B grading.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300668301	a83369b6-9bd6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from file.		12/04/2017: CDA report provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300668301	ad0f35aa-a6d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § .XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non Material per SFIG guidance, loan will be graded a B for all agencies.
300668301	5450d720-a9d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
CD in file issued a tolerance cure of $XX.XX in section J for violation.
300667728	2a8e9cfd-1cd8-498d-ac94-e0ba1465ee3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Over disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300667728	f60d8cc8-16d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower.
12/4/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300667728	79d83a69-17d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	Title Release Tracking Fee in section C of the final CD is payable to "require" - Missing Payee. Provide updated CD & LOE to Borrower.		12/07/2017: Received explanation letter and post consummation CD correcting payee in Section C. Condition cleared. Loan will be rated a B.
300667728	cbd652cb-08d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		12/05/2017: CDA report provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300660481	df490061-8317-4ad0-9dd5-ad67f5fb92a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300647899	3a07b4e5-61c7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		11/14/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300647899	cf73647f-64c7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Final LE reflects an appraisal fee for $XXX.XX  with no resulting COC for any subsequent disclosures. The Final CD reflects an appraisal fee for $XXX.XX of  resulting in a $XXX.XX  refund due for cure.  Cure provided on final CD
11/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300647899	9e07f58c-6bfa-43ff-8c5e-d12f9848c5eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD dated reflects Total Interest Percentage (TIP) of XX.XX% vs. actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300647899	0c110b49-a9c7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The initial CD reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The Final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X.XX.  Cure provided on final CD
11/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300647899	3dc16662-b579-4de5-b57c-ce6079579c1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate
The Final CD dated reflected total of payments as $X,XXX.XX The actual total of payments is $X,XXX.XX an under-disclosure of -$XXX.XX  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable
															Please note that the loan had an interest credit which is what is throwing your numbers off, we are not underdisclosed due to the interest credit. please re-review and clear this suspense.	11/15/2017: Audit corrected prepaid interest. Difference is $X.XX. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 102.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300657969	f155228b-aad3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Acknowledged	B	B(w)	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.
12/05/2017:  Lender acknowledged ordering the Appraisal Review reflecting a value of $XXX,XXX which is X% variance.  Condition cleared XX/XX/XXXX:  Received Desk Review in Lender's name.  Pending CDA report from Investor.  Condition remains.XXXXX/XXXX:  Received Desk Review in Lender's name.  Pending CDA report from Investor.  Condition remains.

300657969	46ae367b-39d4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Lender Fees paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-Material per SFIG guidance, loan will be graded a B for all agencies.
300656358	308665ed-95d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX3XXf)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300656648	969a7bd2-32c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Quit Claim/Warranty/Grant Deed	Missing transfer document granting property to the Borrowers.		11/14/2017: Received grant deed. Condition cleared.
 No Mortgage Lates Mortgage history over 25 months with 2 separate properties, no late payments; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have over 40; FICO is higher than guideline minimum Guidelines allow 720 FICO score, subject is 753

300656648	5c41cdbb-54c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Missing Funding CD.  The subject was funded in a dry funding state.  The settlement statement in file indicates a cash-to-close of $XXX,XXX.XX versus the Final CD which reflects a cash-to-close of $XXX,XXX.XX for a discrepancy of $XXX.XX.  Please provide copy of funding CD, reimbursement check if applicable and LOE to the borrower.  Additional conditions may apply.
11/14/2017: Received explanation letter, post consummation CD and final Settlement Statement. Cash to close matches. Condition cleared.
 No Mortgage Lates Mortgage history over 25 months with 2 separate properties, no late payments; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have over 40; FICO is higher than guideline minimum Guidelines allow 720 FICO score, subject is 753

300656648	0567e3e2-31c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
A Copy of Title for the subject property was not provided.  Missing copy of the prelim title for the loan amount and the insured (Prelim in file does not reflect the amount of the insurance nor the insured. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)"
11/13/2017: Received final title policy. Condition cleared.
 No Mortgage Lates Mortgage history over 25 months with 2 separate properties, no late payments; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have over 40; FICO is higher than guideline minimum Guidelines allow 720 FICO score, subject is 753

300656648	0c1198c6-9d75-4427-9c2e-6489603087a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		11/10/17: Outside of Scope.
 No Mortgage Lates Mortgage history over 25 months with 2 separate properties, no late payments; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have over 40; FICO is higher than guideline minimum Guidelines allow 720 FICO score, subject is 753

300656648	b6cf5248-2818-4aa4-a58c-99d5779cdb36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
11/10/17: Non material. Loan will be graded a B.
 No Mortgage Lates Mortgage history over 25 months with 2 separate properties, no late payments; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrowers have over 40; FICO is higher than guideline minimum Guidelines allow 720 FICO score, subject is 753

300657608	d88edeaf-cfd5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Missing 2 full months bank statements or most recent quarterly statement for all asset accounts listed on the final loan application.  There are a total of seven (7) accounts reflected.  Two (2) full months bank statements or most recent quarterly statement required in order for loan to be classified as a Qualified Mortgage.

12/05/2017:  Received updated statement for account # 1 and evidence accounts #5 & #6 were liquidated for closing.  Condition cleared.XX/X/XXXX:  Received bank statements and XXXX statement.  Missing statements for account #5 (XX XXXXXX) & #6 (X-XXXXX). Account #1 (XXXXX #XXXXX reflects a balance of $XXX,XXX.XX vs. $XXX,XXX.XX on the final 1003.  Borrower's are short reserves and liquid funds to close.  Condition remains

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	f87835f1-d0d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance declaration page is missing from the file. The hazard insurance policy is required in order for loan to be classified as a Qualified Mortgage.
12/05/2017:  Received replacement cost estimator.  Hazard coverage is sufficient.  Condition cleared.XX/X/XXXX:  Received hazard insurance certificate.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	944bfac9-cdd5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The 1008 or Underwriter Approval is missing from the file.		12/4/2017: Received 1008. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	49e4916f-d0d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing mortgage statement for borrowers current residence listed on the final loan application.  If taxes and insurance are being escrowed, mortgage statement must indicate escrows for taxes and insurance.  If escrows are not being collected, a recent copy of the property tax bill and hazard insurance policy is required.  Documentation reflecting PITI for current residence is required in order for loan to be classified as a Qualified Mortgage.
12/04/2017: Received mortgage statement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	18b4295f-ced5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
All income for each borrower is missing from the file as follows: 1) Missing most recent pay stubs covering a 30 day period.  2) Missing prior 2 years W-2's for all employers.  Pay stubs and W-2's required for each borrower in order for loan to be classified as a Qualified Mortgage.
12/04/2017: Received paystubs, W-2's and tax returns for both borrowers. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	39d0d061-d3d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final Closing Disclosure Section E City/County Tax/Stamps and State Tax/Stamps missing name of government entity taxes being paid to.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	fa6a6426-a41f-4743-99a2-8cc16ae1925e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate reflects an APR of X.XXX%, which is a difference of X.XXX % and exceeds allowable tolerance of X.XXX%.
12/05/2017: Received revised loan estimate and change in circumstance reflecting rate lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	6c8bc6de-ced5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Missing complete personal tax returns for prior two years with all schedules for each borrower.  Prior two years personal tax returns required for each borrower in order for loan to be classified as a Qualified Mortgage.
12/04/2017: Received signed/dated XXXX & XXXX personal tax returns. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	ca7ae20d-ced5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The appraisal is missing from the file.		12/4/2017: Received satisfactory appraisal. Appraisal license check completed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	8b2fbeb1-ced5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Tax Transcripts for prior 2 years for each borrower missing from the file. Tax Transcripts required for each borrower in order for loan to be classified as a Qualified Mortgage.		12/04/2017: Received XXXX & XXXX tax transcripts. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	6118620b-d4d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock agreement is missing from the file.		12/05/2017: Received evidence of rate lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	e1225ed3-ff0e-40e1-8829-a243b16f6eb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt or acknowledgement of receipt of Initial Closing Disclosure 3 business days prior to consummation. The file only contains the final Closing Disclosure which is dated at closing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
12/05/2017: Received initial closing disclosure and evidence of receipt. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	05fbbfeb-0774-4c91-86fa-ef3cf0484884	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.
The final CD dated is missing required data under the General Information section for the field titled File #.   XXXX.XX(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	26731530-cfd5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Written Verification of Employment
Missing written verification of employment (WVOE) for borrower #1's previous employment reflected on the final loan application. QM requires evidence of no gaps in 30 days. WVOE required for borrower #1 previous employment in order for loan to be classified as a Qualified Mortgage. QM requires evidence of no gaps in 30 days
Prior VOE provided on page 226 of final loan package submitted.
12/4/2017:  Audit reviewed Lender’s rebuttal and agrees.  Borrower’s previous employment verified, in 2nd file submitted, X/XX/XXXX-X/XX/XXXX; with current employer since XX/XX/XXXX. No 30-day gap.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300657608	2a3584a9-d3d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 61 months payment history with no late payments reported; Years in Primary Residence Borrower has resided in residence for 7.5 years

300647900	5b408abc-e0c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The  “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.   Provide corrected CD and LOE to the Borrower.
11/7/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300647900	09bd4756-fdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CD reflects Appraisal Field Review Fee in section B of the final Closing Disclosure. Missing appraisal field review in file.	11/10/2017: Field Review	11/10/2017: Audit reviewed Field Review Report, and has determined that said document supports Appraisal Value. Condition cleared.
300657095	366b64ad-cdc7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing executed authorization to freeze and close 2nd lien HELOC.		11/15/2017: Received executed HELOC closure letter. Condition cleared.
 CLTV is lower than guideline maximum UW Guides require 70% CLTV, loan qualified with LTV of 50.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300657095	201f26fe-ddc7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
11/12/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides require 70% CLTV, loan qualified with LTV of 50.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300657095	99c4093a-9de8-4c37-8673-1a227468044b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
The Notice of Right to Cancel reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX not giving the Borrowers a full 3 day rescission period. A re-opened Right to Cancel, Post Close CD, Final Settlement Statement, Letter of Explanation and confirmation of delivery to the borrowers are required.
11/15/2017: Received explanation letter, evidence of delivery and post consummation CD correcting closing & disbursement dates. Condition cleared. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides require 70% CLTV, loan qualified with LTV of 50.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300657095	8a7b4e23-18ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Added 11/15/2017:  The subject loan was funded in a XXX funding state.  The final Alt A Settlement Statement in file indicates cash to borrower of $XX,XXX.XX vs. the final CD which reflects cash to borrower of $XX,XXX.XX, a discrepancy of $XXXX.XX.  Please provide Final Settlement Statement and explanation of discrepancy.
11/16/2017: Settlement Statement
11/16/2017: Audit reviewed Final ALTA Settlement Statement, and has determined that the documentation submitted matches the cash out on the Final CD. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides require 70% CLTV, loan qualified with LTV of 50.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300650316	ca6b9fa0-5b29-4d3c-9f9d-a31ad4eabda3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Document Preparation Fee on the final CD is incorrectly named as compared to the LE Processing Fee.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Verified reserves over 33 months, guidelines require 12 months.; No Mortgage Lates Verified over 27 months of mortgage history, no late payments; Years on Job Verified over 6 years with same employer for the Borrower

300650316	ad66038e-c1c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The  “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Verified reserves over 33 months, guidelines require 12 months.; No Mortgage Lates Verified over 27 months of mortgage history, no late payments; Years on Job Verified over 6 years with same employer for the Borrower

300647940	6ddb5f19-fac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section XXXX.XX(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/7/2017 - This finding is deemed non-material and graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV of 68.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years in Field Borrower has been in field for 5 years

300647940	d73d6832-3ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects and Appraisal Fee of $XXX.XX an a Condo Questionnaire Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Insurance Certificate Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Section J reflects sufficient refund provided at close.
11/7/2017 - This finding is deemed non-material and graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV of 68.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years in Field Borrower has been in field for 5 years

300647940	b7da824d-fac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The Hazard insurance declaration indicated coverage was not in effect at disbursement.	11/09/2017: hazard insurance dec page
11/09/2017: Audit reviewed Hazard Insurance Declaration page, and has determined that the documentation submitted reflects effective date being the same date as the closing date. Documentation is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV of 68.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years in Field Borrower has been in field for 5 years

300647883	d5071166-892a-4fb1-b388-c8de12b8831c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX and the fee cited for XX Residential Mortgage Act per Loan was not included on the LE with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX and a XX Residential Mortgage Act per Loan fee of $XX.XX resulting in a $XX.XX refund due for cure.  Cure provided per credit on final CD
11/15/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.46%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.10 months reserves

300647883	45595922-88c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Seasoning requirement not met
The transaction does not meet the seasoning requirement for a rate and term refinance based on the Lender’s Guidelines -Property must have been jointly owned by all parties for at least the 12 months preceding the date of the mortgage application (unless property is inherited to qualify for a refinance.

Per the guidelines the only time we would be required to meet seasoning requirements is if we were buying out a co-owner due to divorce or inheritance which does not appear to be the case. Email attached from internal underwriter with snippet of the guideline. Please review. Thank you
11/17/2017: Audit reviewed Lender's rebuttal, guidelines and original loan file. Audit agrees 12 months' seasoning is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.46%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.10 months reserves

300647883	d826cd31-6403-42ac-b1c8-6e8469c08af9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
11/15/2017: Finding deemed non-material and will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.46%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.10 months reserves

300647883	2c26dc43-ac60-4dcf-b0c7-7f02ff39e0b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/15/2017: Finding deemed non-material and will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.46%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.10 months reserves

300647883	d23bbc12-a2cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Inconsistent Documentation	The title commitment, REO Section of fraud report and Closing Disclosure reflect a sale date of /XX/XXXX. The appraisal reflects X/XX/XXXX. Please provide corrected appraisal.
11/20/2017: Per the guidelines the only time we would be required to meet seasoning requirements is if we were buying out a co-owner due to diovorce or inheritance which does not appear to be the case. Email attached from internal underwriter with snippet of the guideline. Please review. thank you
11/20/2017: Audit reviewed the Lender Rebuttal, and found no download, however loan will be downgrade for the discrepancy. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.46%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.10 months reserves

300647875	3b7a1f43-9ed1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Missing executed Close & Freeze signed payoff letter for 2nd lien HELOC.		11/29/2017: Received executed HELOC closure letter. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 40 years on job

300647875	f8bb009b-c2d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, XXX-XXXXXX consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided for XXXX.
12/05/2017: Received executed XXXX tax return. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 40 years on job

300647875	48d98745-bea2-4ae8-acb1-65e0d31397c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The  “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide re-disclosed CD and letter of explanation.
11/27/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 40 years on job

300665450	c96b0ec6-cfd9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
12/5/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Primary Residence Borrower has resided in subject for 14.5 years; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 54.27%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 97.20 months reserves

300665450	972957f9-ced9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of XXX % = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XX,XXX. Insurance company to provide a Cost Estimator.
12/08/2017: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.
 Years in Primary Residence Borrower has resided in subject for 14.5 years; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 54.27%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 97.20 months reserves

300664870	25eb4587-2ad5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX for a variance/refund required of $XX.XX to meet 10% threshold.
11/29/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 Years in Field Borrower has 20 years in field; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300664870	e70cef20-2ad5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Section E Recording Fees are subject to XX X tolerance. LE dated XXX/XX/XXXX reflects recording fees of $XXX ($XXX.XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX for a variance/refund required of $XX.XX to meet XX% threshold.
11/29/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 Years in Field Borrower has 20 years in field; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300664870	84ddaf4a-29d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/29/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Field Borrower has 20 years in field; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300664870	a71fe46d-29d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing LOE from borrowers employer regarding relocating to a different state and will not have an affect on borrowers employment.
There is no relocation. The borrowers were living in XX and that is where the subject property is. The borrower has been with employer over 2 years (not a new employer) already while residing in XX so the only change is the location in XX which should not be an issue
12/05/2017: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 Years in Field Borrower has 20 years in field; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300664870	63d98b2b-29d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing evidence of property taxes and insurance for co-borrowers rental property reflected under the REO section of the final application.  File contains mortgage statement reflecting "escrow", however, does not specify if for taxes, insurance or both.  Evidence of taxes and insurance required in order for loan to be classified as a Qualified Mortgage.
12/07/2017: The mortgage statement shows escrows or more than just the tax amount. Tax bill included.
12/07/2017: Audit reviewed all documentation for REO, and has determined that sufficient evidence was provided to verify that taxes and insurance were both included within the monthly payment amount. Condition cleared.  12/05/2017:  Received closing disclosure for borrower's departing residence.  However, the final 1003 reflects a rental property. Condition remains.

 Years in Field Borrower has 20 years in field; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300656649	169d83de-a6c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Missing copy of executed Power of Attorney (POA) for borrower specific to subject transaction. Co-borrower acted as POA for borrower.		12/5/2017: Received acceptable POA. Condition cleared.
 DTI is lower than guideline maximum The DTI is 25.58% which is lower than 43% maximum.; FICO is higher than guideline minimum FICO is 756 which is higher than guideline minimum of 720.; Reserves are higher than guideline minimum Borrower has 27 months reserves.

300656649	7a41b019-47c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file. No Cure - Missing document not provided.	11/22/2017: Final CD
11/22/2017: Audit reviewed executed Final Closing Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 11/15/2017:  Received Closing Disclosure.  However, it appears to be an estimate from the closing agent.  Loan terms, projected payments and estimated taxes, insurance & assessments on page 1 are blank. Calculating cash to close on page 2 is blank.  Page 4 is not completed. The top of page 5 is not complete.  The insurance certificate provided today reflects a premium of $XXXX vs. the premium on the CD of $XXXX.  Condition remains.

 DTI is lower than guideline maximum The DTI is 25.58% which is lower than 43% maximum.; FICO is higher than guideline minimum FICO is 756 which is higher than guideline minimum of 720.; Reserves are higher than guideline minimum Borrower has 27 months reserves.

300656649	030d6d68-95c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX.   A cost estimator from the insurer was not provided.
11/30/2017: Please review the attached insurance documents to clear the open suspense items.11/27/2017: Please review the Ins Doc
11/30/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.11/27/2017: Audit reviewed the Insurance Declaration page within the loan file, and has determined that it appears to have been a "quote". The Cost Estimator included in the original loan file, also appears to be a "quote". The Insurance Declaration page submitted as a trailing document is the actual policy and is deemed acceptable. HOWEVER, provide a Cost Estimator, that is not a "quote", from the insurance carrier that confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Condition remains. 11/15/20017:  Received insurance cost estimator.  Hazard coverage is sufficient.  However, the insurance certificate provided is dated after the disbursement date.  The annual premium is greater than on the initial insurance certificate provided. Pending receipt of funding CD to reconcile.  Additional conditions may apply.

 DTI is lower than guideline maximum The DTI is 25.58% which is lower than 43% maximum.; FICO is higher than guideline minimum FICO is 756 which is higher than guideline minimum of 720.; Reserves are higher than guideline minimum Borrower has 27 months reserves.

300656649	4dc3779b-a1c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Co-Borrower's income must be documented with pay stubs covering a 30 day period.  The loan file contains a pay stub covering a 15 day period. Copies of the Co-Borrower's additional pay stub for the additional 15 day period are required to fulfill guidelines.
11/15/2017: Received additional paystub for Co-borrower. Condition cleared.
 DTI is lower than guideline maximum The DTI is 25.58% which is lower than 43% maximum.; FICO is higher than guideline minimum FICO is 756 which is higher than guideline minimum of 720.; Reserves are higher than guideline minimum Borrower has 27 months reserves.

300647168	cb1fc994-6d36-463c-bf32-b8bbcdcab106	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Final/Home Inspection Fee of $XXX with no resulting COC for any subsequent disclosures. The Final CD reflects a Final/Home Inspection Fee of $XXX resulting in a $XX refund due for cure.
Sufficient lender credit of $XX provided on the final CD, loan will be graded a B for all agencies
300647168	de34b1cc-5bca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Flood Certification Fee and Credit Report were not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).} 11/13/2017: Cured post-close and downgrade to a B. Non-material per SFIG guidance, loan will be graded a B for all agencies
Non-material per SFIG guidance, loan will be graded a B for all agencies
300647168	89369a47-a396-43d4-9ee5-b3365de90ab6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for Taxes and Insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, and proof of delivery.
11/20/2017: I am not seeing what the issue is, where is the amount you are saying it needs to be coming from? Please advise and clarify so we can address this.
11/20/2017: Audit re-analyzed the loan documentation, and has determined that the taxes at the time of closing were based on title commitment tax information and CD escrow monthly amounts. No escrow violation. Condition rescinded.

300647168	46669990-3911-490a-a60b-7083bc8ff9f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The borrower is escrowing for Taxes and Insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, and proof of delivery
11/20/2017: Audit re-analyzed the loan documentation, and has determined that the taxes at the time of closing were based on title commitment tax information and CD escrow monthly amounts. No escrow violation. Condition rescinded.

300647168	f0248217-e961-4c5e-b4e3-1fe38b297128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment in the Projected Payments section. The borrower is escrowing for Taxes and Insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, and proof of delivery.

11/20/2017: Audit re-analyzed the loan documentation, and has determined that the taxes at the time of closing were based on title commitment tax information and CD escrow monthly amounts. No escrow violation. Condition rescinded.

300657154	592c2723-c6c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Incorrect disclosure of Origination Charges Section A: The Processing Fees and Underwriting fees paid to the lender reflected In Section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid or charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third- party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 175 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.07%; Years in Field Borrower has 10 years in field, Co-Borrower has 20 years in field

300657154	bb657023-eac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list the payee for the Property Taxes. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 175 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.07%; Years in Field Borrower has 10 years in field, Co-Borrower has 20 years in field

300657154	21774c18-8e72-4d74-80cb-c17bd2778183	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Estimated Taxes, Insurance & Assessments section on Final CD indicate that Property Taxes and Homeowner's Insurance are not being escrowed. The Estimate Escrow amount incorrectly includes the amount for Homeowner's Insurance of $XXX.XX vs $XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 175 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.07%; Years in Field Borrower has 10 years in field, Co-Borrower has 20 years in field

300657154	d0630617-e7c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Guidelines require each borrower must individually meet the following requirements; 3 open trade lines with at least 24 months history each.  2 tradelines must have activity in the past 12 months.  Credit report reflects the borrower does not meet the credit requirements.  Lender notes indicate a paperless exception however no other evidence found in file.
															11/09/2017: Exception	11/09/2017: Audit acknowledges the client approved guideline exception for insufficient tradelines. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 175 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.07%; Years in Field Borrower has 10 years in field, Co-Borrower has 20 years in field

300657154	6c5cdc96-e7c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation
Lender's guidelines require relationship of donor to application, that repayment is not expected or required, signed by the relative and the applicant, state the dollar amount of the gift, and include the subject property address.  Documentation of transfer of funds either prior to or at closing must be provided.  Final CD indicates funds required to close in amount of gift however missing verification from the closing agent the received funds were provided from the donor.
															11/09/2017: Gift	11/09/2017: Audit reviewed confirmation of gift wire to title company, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 175 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.07%; Years in Field Borrower has 10 years in field, Co-Borrower has 20 years in field

300660331	2408c3de-808f-4683-bf62-ac398cb6f004	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guidelines requires 12 months reservse, Loan qualifies with 72 months reserves; FICO is higher than guideline minimum UW Guidelines requires FICO of 740. loan qualifies with FICO of 774; No Mortgage Lates UW Guidelines requires 24 months mortgage history of 0x30, loan qualifies with 40 months 0x30 mortgage history reporting on the credit report.

300660331	9cbd1cae-c1c9-4f21-b2ff-bdfb0a773373	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and did not reflect an Appraisal Fee (addt'l report) and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and an Appraisal Fee (addt'l report) of $XXX.XX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW guidelines requires 12 months reservse, Loan qualifies with 72 months reserves; FICO is higher than guideline minimum UW Guidelines requires FICO of 740. loan qualifies with FICO of 774; No Mortgage Lates UW Guidelines requires 24 months mortgage history of 0x30, loan qualifies with 40 months 0x30 mortgage history reporting on the credit report.

300647885	beeee087-70c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Finding deemed non material and will be rated a B.
300651512	0fdaba52-c7d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		12/05/2017: Appraisal Review provided reflecting a value of $X,XXX,XXX which is a X.XX% variance. Variance within acceptable tolerance. Condition Cleared.
300647190	e852e3a2-91c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Minimum 3 open tradelines with at least 24 months history each. 2 tradelines must have activity in the past 12 monthsTradelines must be open but do not have to reflect a current balance. Lender approved this exception.
11/22/2017: Audit acknowledges the client approved guideline exception for insufficient credit history. Loan will be rated a B.11/15/2017: Pending Client exception review
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  45.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300647190	fcfb3a96-95c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. This finding has been deemed non-material and will be rated a B.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  45.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300647190	9e609b8a-53c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Non-Arms Length Transaction
Borrower works for the family business and the subject property being purchased is owned by a Family Trust. The WVOE states Borrower has no ownership interest in the family business. Lender approved the exception.
11/22/2017: Audit acknowledges the client approved guideline exception for Non-Arms Length transaction. Loan will be rated a B.11/15/2017: Pending Client exception review
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  45.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300647190	9ed43712-e539-4dc0-befd-44b6e81e74ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  45.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300657970	86ff9e92-cdd6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
12/06/2017: Received evidence of sufficient hazard insurance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 51 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300657970	c458a929-8dda-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	No previous history of self-employment.		12/06/2017: Client acknowledged exception. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 51 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300657970	ad245a26-e4a2-4518-9bea-48e1a2854d5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflect a Condo Questionnaire Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Condo Questionnaire Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Cure provided per lender credit on final CD.
12/01/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 51 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300656768	04b214e7-f4d7-469d-9625-0a05381376d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and "Commitment Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/13/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300656768	7579e782-85c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a Credit Supplement Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XX.XX Credit Supplement Fee.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
11/13/2017: The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300656768	8131e265-85c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee and flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in file. The credit report and flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the borrower.
11/13/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300628501	c7c078e3-15c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		11/14/2017: Received executed HELOC closure letter. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.60months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years on Job Borrower has 17 years on job

300628501	58585208-16c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	The Lender's guidelines require a payment history for the HELOC being paid off to verify no draws > $XXXX in the past XX months. Draw history not provided. Additional conditions may apply.	Can you please waive this condition since this is a Cash-out refinance	11/16/2017: Audit reviewed Lender's rebuttal and agrees. Draw history is not required for a cash out refinance. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.60months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years on Job Borrower has 17 years on job

300628501	adbfb8f8-14c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Asset documentation in file is greater than 90 days, which exceeds maximum age of document permitted per guidelines. Provide retirement statement for XXX quarter for retirement funds listed on the final application.
This is incorrect; The XXX guidelines do NOT specify 90 days as the age limit for assets. Thus default to the industry standard 120 days. please clear
11/16/2017:  Per agency guidelines, quarterly bank statements must be dated within 90 days of the initial loan application date.  Quarterly statement provided is within 90 days of application date.  Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.60months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years on Job Borrower has 17 years on job

300628501	59aa8476-16c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/10/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.60months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; Years on Job Borrower has 17 years on job

300639786	366ea34c-29c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XXX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.  Lender issued the required credit to cure the tolerance violation on the final CD.
11/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  47 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300639786	8337d3f9-c4ee-4ba1-b5b5-6f43fd1f3c70	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/12/2017: Finding deemed non-material and will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  47 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300639786	5328c20d-27c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Subordination Agreement	Subordination agreement for Borrower's existing second mortgage lien not provided.	11/20/2017: complete sub XX/XX/XXXX:sub agreement
11/20/2017: Audit reviewed the complete executed Subordination agreement including legal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  11/16/2017: Audit reviewed the executed Subordination Agreement, and has determined that the Exhibit A was not attached and is required. Provide a complete copy of the executed Subordination Agreement including the Exhibit A. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  47 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741

300638020	c2a7fec0-4ec6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F lists "Taxing Authority", but is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (XXXX.XX(g)(1)) and XXXX.XX(g)(2)) require a payee to be listed. Provide a corrected CD and LOE to the borrower within 60 days of consummation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300660378	45035497-88c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX?XXXX reflects a fee total of $X,XXX.XX with no resulting CoC for any subsequent disclosures. Final CD dated XX/XX/XXXX reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

11/22/2017: Proof of Delivery provided: Proof of Tolerance Cure in the amount of $XXX.XX XX/XX/XXXX: I'm writing to contest the open suspense. Please take a look at the recording fee of $XXX on the Final LE and on the Final CD. No tolerance cure is required. Section C Title Fees were disclosed on the Service Provider list, and we used Canner Law on Final CD. When these two don't match, Title fees should be in Section C and unlimited tolerance. No tolerance cure is needed.

11/27/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. 11/22/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification, HOWEVER MISSING copy of check for cure. Please provide. Condition remains.  11/20/2017: Audit reviewed the revised CD reflecting tolerance cure along with copy of Check and notification to borrower, HOWEVER the revised CD still incorrectly reflects title fee in Section C instead of Section B. Also missing evidence of shipment for evidentiary purposes, must be overnight bill due to cure refund. Condition remains. 11/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the title company listed on the CD matches the provider on the WLSP (p379), therefore the Section C fees are to be moved to Section B with a 10% tolerance. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with over 24 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729

300660378	5642bc7b-73c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report, and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of Credit Report, and Flood Cert in the file.  The Credit Report and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with over 24 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729

300660378	c506efd8-70c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of Taxes and insurance for REO on the final application not provided.
11/16/2017:  you agree the XXXXXXX property was sold, so therefore there is nothing further that needs to be provided for that. For the XXXXXXX XXXXX property the credit supplement clearly shows taxes and insurance escrowed. clear this condition. 11/14/2017: Approval was contingent on departure res being sold and the other is retained property where T/I is included. It's in the Underwriter notes. Please remove this suspense.

11/16/2017:  Audit reviewed Lender's rebuttal and agrees.  The credit supplement, page 261, reflects payment is PITI. Condition cleared. 11/14/2017: Audit re-analyzed the loan file, and has determined that sufficient evidence via Purchase Contract and executed HUD 1 verifies the departure residence as sold. The statement for the REO property reflects "escrows", however it does NOT state if BOTH taxes and insurance are included in that escrow. Unable to determine "what" escrows are collected within the monthly payment. Provide evidence of Taxes and insurance for the REO. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with over 24 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729

300660378	891fe2b2-55b5-48c6-b931-06c1c2c1bf50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees and Attorney Fees are reflected in section C and H of the final Closing Disclosure dated XX/XX/XXXX. The borrower selected a service provider listed on the WLSP for the title services and Attorney fees. All the title services fees and attorney fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with over 24 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729

300660378	fc445455-e30e-433c-beb9-5c9200385b0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Abstract or Title Search fee on the final CD is incorrectly named as compared to the LE dated XX/XX/XXXX Title Examination fee.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with over 24 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 729

300647191	f09d5c69-40c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/14/2017: Non-material, loan will be rated a B for all agencies
300657588	45063930-06d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/29/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300660332	7b9f2243-d9fc-4a8f-b0f4-de8fde3462e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/07/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.07%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  38. months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300660332	a26831b8-20b6-4706-969f-de632d168ee3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Applicant and Consumer Score Disclosure not provided.	11/09/2017: Provided beginning on page XXX of final loan package submitted.	11/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the Notice to Home Loan Applicant and Consumer Score Disclosure was provided within the loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.07%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  38. months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300645991	b17cccfd-53c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/14/2017: The finding is non-material and loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733; Years in Field Borrower has 8 years in Field  ; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 26 months payment history with no late payments reported

300662980	8573e84d-aad6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300637992	032eea35-0d16-4ef8-86ae-f1f04ef9c1c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD) reflects an appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD
11/14/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $114.59; Years in Field Borrower has 10 years in Field

300637992	0ef34026-65c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/16/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $114.59; Years in Field Borrower has 10 years in Field

300637992	1ffb7839-6fc9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing
11/14/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $114.59; Years in Field Borrower has 10 years in Field

300637992	8ca623b2-6fc9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
LE dated XX/XX/XXXX reflects recording fees of $XXX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet XX% threshold. Cure provided on final CD.
11/14/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $114.59; Years in Field Borrower has 10 years in Field

300647121	52918988-d7bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	11/07/2017: close out letter
11/07/2017: Audit reviewed executed HELOC Authorization to Close letter, and has determined that said document directs lender to close account and release lien. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.49%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781

300647121	eac46d10-40bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: 1026.38(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.49%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781

300647121	74a414cf-09c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided. Only XXXX was provided. Missing XXXX W-2.
11/09/2017: W2 Transcripts are government provided and verified documentation that evidence the same information that would be on the borrower's W2. Your guidelines do not explicitly state W2 transcripts are not an acceptable form of W2. Can we please waive? XX/XX/XXXX: transcripts

11/09/2017: Audit acknowledges the client approved guideline exception for missing W2 . Loan will be rated a B.11/09/2017: Exception is pending review from client.11/07/2017: Audit reviewed XXXX/XXXX Form W2 Wage and Tax Statements, and has determined that the guidelines make no provision for the use of Wage Transcripts in lieu of the W2s. Provide borrowers XXXX W2 to meet lender guideline requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.49%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 62.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781

300647966	f965e555-bcc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section XXX.XX(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 6 years on job

300647966	cda582ec-bdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer Tax in section E of the final Closing Disclosure are paid to a city name and missing the actual name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
11/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 6 years on job

300647966	a59e3c79-bdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Document are missing the government entity. Provide corrected CD and letter of explanation to the Borrower.		11/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 6 years on job

300647966	f1be24e8-bfc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Asset documentation in file is greater than 90 days from the Note date, which exceeds maximum age of document permitted per guidelines. The loan file is missing XXXXXX for the borrower's 401K listed on the final application.
11/15/2017: Received September quarterly statement. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 6 years on job

300657612	ed196d64-a3d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	More than 2 Liens on Subject Property
Possible Lien Position Issue - Preliminary Report in file reflects two (2) open mortgages (items #13 & 14).  Mortgage are not reflected on credit report. Missing evidence mortgages have been paid and satisfied.  If mortgages have not been paid and satisfied, subject mortgage would be in 3rd lien position.
11/29/2017: Subject transaction is a purchase. Payoff of Seller's mortgages are reflected on the final CD. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.00%; Years on Job Co-Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.60 months reserves

300657612	bf761cc7-3833-44c1-8a22-eda240ed9e9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
 The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/27/2017: Considered a non material issue, loan to be rated a B
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.00%; Years on Job Co-Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.60 months reserves

300657612	991e309b-a2d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Borrower does not meet trade line requirement per guidelines of minimum 3 open trade lines with at least 12 months history each, either opened or closed.  Credit report in file does not reflect any trade lines for borrower.  File contains Underwriting Loan Summary indicating trade line requirement not met; exception has been approved, however, file missing documentation to support exception.
11/27/2017: Exception reflected on Tape. Review date 10/18/2017 2:05:39 PM. Comments: Borrower does not meet XX XXXXXXX credit tradelines requirement.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.00%; Years on Job Co-Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.60 months reserves

300657612	e6571ed4-7dd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing documentation of transfer of gift funds either prior to or at closing. File contains copy of gift letter and donors ability to provide gift.
11/30/2017: Audit reviewed all gift documentation, and has determined that sufficient evidence was provided to verify donor's ability to give and the Closing Agent's receipt of funds. Condition cleared.  11/30/2017:  Received final settlement statement.  Pending Client exception review.11/29/2017:  Received evidence of wire transfer from donor's account. However, it is from XXXX #XXXX and the donor statement in the file is XXXX #XXXX.  Condition remains.11/29/2017:  Settlement Statement provided reflecting $XXX,XXX gift from Father was paid to closing agent.  However, the Settlement Statement provided is an estimated statement.  Please provide final statement. Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.00%; Years on Job Co-Borrower has 6 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.60 months reserves

300602088	a0282f44-2998-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing VVOE for borrower's prior employer required to cover the most recent 2 full years of employment.

09/27/2017: attached is borrower's final paystub from XXXX from previous. You can see that his gross pay on this paystub agrees with his XXXX previous XX amount, therefore it verifies employment up through but no later than the dates indicated on the paystub (X/XX) but in any case with no employment gap greater than XX days due to current employment with XX having started X/XX/XXXXXX/XX/XXXX XXXX VOE attached

09/27/2017: Audit reviewed the documentation, and has determined that the QM XX days gap requirement was met via last paystub from previous employment. Audit acknowledges that the VOE was dated post closing, documentation submitted was not within 10 days prior to the Note date. Loan will be rated a B.  09/14/2017: Audit reviewed VOE documentation and has determined that Prior employment within the two year period of verification was documented post-closing and not completed at or prior to loan consummation. QM does not allow post-closing reconciliation.   Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.80 months reserves

300602088	73ffade1-fa97-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.	09/14/2017: 2nd Note attached	09/14/2017: Audit reviewed the executed second lien HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.80 months reserves

300602088	8a00d4ce-2498-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
09/12/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.80 months reserves

300616157	4d95b883-4411-4bc0-8ed6-df12545db36b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300616157	91121d7c-4974-414e-a0fe-f06b9dc0dde2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and an Appraisal XXXXX - Final Inspection of $XXX.XX  and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and an Appraisal XXXXX - Final Inspection of $XXX.XX.  These fees are in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
11/07/2017: The Final CD reflects a tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300616157	572c9066-03c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.		11/16/2017: Received corrected appraisal. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300656639	46c41e1a-12c7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 87.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747

300656639	ea98e59c-e0ba-4662-ba19-5a026c0a21a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Flood Life of Loan Fee are missing in section B of the final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 87.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747

300656639	ee11f662-20c7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
11/15/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 87.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747

300625518	42f61124-1fc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures,  Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
11/10/2017: The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300625518	a8af215d-1dc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300662981	3c394cd8-4841-4e14-a18a-381200ed3634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80%; Years on Job Borrower has 5.4 years on job per WVOE

300662981	c6e1be82-b6f1-4495-bd2f-b9d4abc6dd59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure dated (XX/XX/XXXX) does not list the name of the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80%; Years on Job Borrower has 5.4 years on job per WVOE

300662981	1738abaf-cdcb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require signed gift letter(s) (specifying the dollar amount of the gift, date transferred to Borrower, donor's name, address, phone number,relationship to Borrower and statement that no repayment is expected. Missing Evidence of receipt of $XXX,XXX Gift funds and missing evidence of donor's ability to gift said funds. Missing Evidence of same donor's ability to gift $XX,XXX.
12/05/2017: Revised Gift Letter please review 11/29/2017: Proof of Wire Transfer $XXXXX 11/25/2017: Gift Funds
12/05/2017: Audit reviewed corrected Gift Letter reflecting $XXX,XXX in donor funds, and has determined that sufficient evidence was provided to verify all donor funds were received by the Settlement Agent via wire. Verified assets of $XXX,XXX.XX, minus cash required to close $XXX,XXX, less 12 months reserves (subject) $XX,XXX = $XX,XXX.XX excess reserves. Condition cleared.  11/30/2017:  Received evidence of wire of gift funds in the amount of $XXX,XXX.  Gift letter is for $XXX,XXX.  Missing evidence of receipt of the  remaining $XXXX either by wire/check to title company or donor bank account reflection adequate funds. Condition remains. 11/29/2017: Audit already verified the $XX,XXX gift, and has deemed it acceptable. However, missing evidence of receipt of $XXX,XXX Gift funds, either by wire/check to title company or donor bank account reflection adequate funds. Condition remains.   11/25/2017: Audit reviewed gift funds verification, and has determined that the $XX,XXX was verified via wire to title company. However, missing evidence of receipt of $XXX,XXX Gift funds, either by wire/check to title company or donor bank account reflection adequate funds. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80%; Years on Job Borrower has 5.4 years on job per WVOE